   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 31, 2007
                                         REGISTRATION NOS. 333-137942/811-03240

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

                               -----------------

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Pre-Effective Amendment No.               [_]
                        Post Effective Amendment No. 5            [X]

                                    and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             Amendment No. 140                        [X]

                               -----------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT A
                          (EXACT NAME OF REGISTRANT)

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                   2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (713) 831-3150
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                            KATHERINE STONER, ESQ.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                   2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

It is proposed that this filing will become effective:

[X]immediately upon filing pursuant to paragraph (b) of Rule 485

[_]on [date] pursuant to paragraph (b) of Rule 485

[_]60 days after filing pursuant to paragraph (a) (1) of Rule 485

[_]on [date] pursuant to paragraph (a) (1) of Rule 485

                               -----------------

TITLE OF SECURITIES BEING REGISTERED: Units of interests in Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts, Portfolio Director, Portfolio Director 2, Portfolio Director Plus.

================================================================================

The Variable Annuity Life Insurance Company
Separate Account A
Units of Interest Under Group and Individual
Fixed and Variable Deferred Annuity Contracts
Portfolio Director(R) Plus, Portfolio Director 2, and Portfolio Director For Series 1.10 to 12.10

                                                               November 1, 2007


Prospectus

The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), comprising group and individual fixed and variable deferred annuity contracts (the "Contracts") for Participants in certain employer-sponsored qualified retirement plans. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

--------------------------------------------------------------------------------

This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 1, 2007, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542 (press 1, then 3). The table of contents for the Statement of Additional Information is shown at the end of this prospectus. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

Investment in the Contracts is subject to risk that may cause the value of the Owner's investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

                           Variable Account Options
--------------------------------------------------------------------------------

VALIC Company I Funds              VALIC Company II Funds              Public Funds
Asset Allocation Fund              Aggressive Growth Lifestyle Fund    AIG SunAmerica 2010 High Watermark Fund
Blue Chip Growth Fund              Capital Appreciation Fund           AIG SunAmerica 2015 High Watermark Fund
Broad Cap Value Income Fund        Conservative Growth Lifestyle Fund  AIG SunAmerica 2020 High Watermark Fund
Capital Conservation Fund          Core Bond Fund                      Ariel Appreciation Fund
Core Equity Fund                   High Yield Bond Fund                Ariel Fund
Core Value Fund                    International Small Cap Equity Fund Lou Holland Growth Fund
Foreign Value Fund                 Large Cap Value Fund                Vanguard Lifestrategy Conservative Growth
Global Equity Fund                 Mid Cap Growth Fund                 Fund
Global Strategy Fund               Mid Cap Value Fund                  Vanguard Lifestrategy Growth Fund
Government Securities Fund         Moderate Growth Lifestyle Fund      Vanguard Lifestrategy Moderate Growth Fund
Growth & Income Fund               Money Market II Fund                Vanguard Long-Term Investment-Grade Fund
Health Sciences Fund               Small Cap Growth Fund               Vanguard Long-Term Treasury Fund
Inflation Protected Fund           Small Cap Value Fund                Vanguard Wellington Fund
International Equities Fund        Socially Responsible Fund           Vanguard Windsor II Fund
International Government Bond Fund Strategic Bond Fund
International Growth I Fund
Large Cap Core Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Strategic Growth Fund
Money Market I Fund
Nasdaq-100(R) Index Fund
Science & Technology Fund
Small Cap Aggressive Growth Fund
Small Cap Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Strategic Growth Fund
Social Awareness Fund
Stock Index Fund
VALIC Ultra Fund
Value Fund















                               Table of Contents
--------------------------------------------------------------------------------

                                                                 Page
                                                                 ----

Glossary of Terms...............................................   3

Fee Tables......................................................   5

Selected Purchase Unit Data.....................................   8

Highlights......................................................   9

General Information.............................................  12
   About the Contracts..........................................  12
   About VALIC..................................................  12
   American Home Assurance Company..............................  12
   About VALIC Separate Account A...............................  12
   Units of Interest............................................  13
   Distribution of the Contracts................................  13

Fixed and Variable Account Options..............................  13
   Fixed Account Options........................................  13
   Variable Account Options.....................................  14

Purchase Period.................................................  22
   Account Establishment........................................  22
   When Your Account Will Be Credited...........................  22
   Purchase Units...............................................  23
   Calculation of Value for Fixed Account Options...............  23
   Calculation of Value for Variable Account Options............  23
   Stopping Purchase Payments...................................  24
   IncomeLOCK...................................................  24

Transfers Between Investment Options............................  26
   During the Purchase Period -- Policy Against Market
     Timing and Frequent Transfers..............................  26
   Communicating Transfer or Reallocation Instructions..........  27
   Effective Date of Transfer...................................  27
   Transfers During the Payout Period...........................  27

Fees and Charges................................................  28
   Account Maintenance Charge...................................  28
   Surrender Charge.............................................  28
       Amount of Surrender Charge...............................  28
       10% Free Withdrawal......................................  28
       Exceptions to Surrender Charge...........................  28
   Premium Tax Charge...........................................  29
   Separate Account Charges.....................................  29
       Reduction or Waiver of Account Maintenance,
         Surrender, or Separate Account Charge..................  29
   Separate Account Expense Reimbursements or Credits...........  30
   Market Value Adjustment ("MVA")..............................  30
   IncomeLOCK...................................................  30
   Other Tax Charges............................................  30

Payout Period...................................................  31
   Fixed Payout.................................................  31
   Assumed Investment Rate......................................  31
   Variable Payout..............................................  31
   Combination Fixed and Variable Payout........................  31
   Partial Annuitization........................................  31
   Payout Date..................................................  31
   Payout Options...............................................  32
   Payout Information...........................................  32

                                                                 Page
                                                                 ----

           Surrender of Account Value...........................  33
              When Surrenders Are Allowed.......................  33
              Surrender Process.................................  33
              Amount That May Be Surrendered....................  33
              Surrender Restrictions............................  33
              Partial Surrenders................................  34
              Systematic Withdrawals............................  34
              Distributions Required by Federal Tax Law.........  34
              IncomeLOCK........................................  34

           Exchange Privilege...................................  36
              Restrictions on Exchange Privilege................  36
              Taxes and Conversion Costs........................  36
              Surrender Charges.................................  36
              Exchange Offers for Contracts Other Than
                Portfolio Director..............................  37
              Comparison of Contracts...........................  37
              Features of Portfolio Director....................  37

           Death Benefits.......................................  37
              The Process.......................................  37
              Beneficiary Information...........................  38
                  Spousal Beneficiaries.........................  38
                  Beneficiaries Other Than Spouses..............  38
              Special Information for Individual
                Nonqualified Contracts..........................  38
              During the Purchase Period........................  38
              Interest Guaranteed Death Benefit.................  38
              Standard Death Benefit............................  39
              During the Payout Period..........................  39
              IncomeLOCK........................................  40

           Other Contract Features..............................  40
              Changes That May Not Be Made......................  40
              Change of Beneficiary.............................  40
              Contingent Owner..................................  40
              Cancellation -- The 20 Day "Free Look"............  40
              We Reserve Certain Rights.........................  41
              Relationship to Employer's Plan...................  41

           Voting Rights........................................  41
              Who May Give Voting Instructions..................  41
              Determination of Fund Shares Attributable to
                Your Account....................................  41
                  During the Purchase Period....................  41
                  During the Payout Period or after a Death
                    Benefit Has Been Paid.......................  41
              How Fund Shares Are Voted.........................  41

           Federal Tax Matters..................................  42
              Types of Plans....................................  42
              Tax Consequences in General.......................  42
              Effect of Tax-Deferred Accumulations..............  43

           Legal Proceedings....................................  44

           Financial Statements.................................  45

           Table of Contents of Statement of
             Additional Information.............................  45

           Appendix to the Prospectus -- IncomeLOCK
             Withdrawal Examples................................  46

                               Glossary of Terms
--------------------------------------------------------------------------------


   Unless otherwise specified in this prospectus, the words "we," "us," "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the Participant, or the individual purchasing an individual Contract.

   Other specific terms we use in this prospectus are:

      Account Value -- the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

      Anniversary Value -- the Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments.

      Annuitant -- the individual (in most cases, you) to whom Payout Payments will be paid.

      Assumed Investment Rate --The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

      Beneficiary -- the individual designated to receive Payout Payments upon the death of the Annuitant.

      Benefit -- an optional guaranteed minimum withdrawal feature that is offered in this prospectus as "IncomeLOCK."

      Benefit Anniversary -- a Benefit Anniversary is the first day of each Benefit Year.

      Benefit Base -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. If you elect the Benefit after the Contract is issued, the Benefit Base is equal to the Account Value on the Endorsement Date.

      Benefit Year -- each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.

      Business Day -- any weekday that the New York Stock Exchange ("NYSE") is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time. On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

      Contract Owner -- the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

      Division -- the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

      Eligible Purchase Payments -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is an Eligible Purchase Payment. If IncomeLOCK is selected after Contract issue, then the Account Value at the time of election constitutes the Eligible Purchase Payment amount.

      Endorsement Date -- the date that we issue the Benefit endorsement to your Contract.

      Fixed Account Option -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.

      Guided Portfolio Services/SM/ or GPS -- a financial advice service offered by VALIC Financial Advisors, Inc., a registered investment adviser and Company subsidiary. A separate investment advisory fee and agreement is required for this service, if available under an employer's retirement plan.

      Home Office -- located at 2929 Allen Parkway, Houston, Texas 77019.

      Ineligible Purchase Payments -- if IncomeLOCK is selected at Contract issue, Ineligible Purchase Payments are those made more than two years later. If IncomeLOCK is selected after Contract issue, then any Purchase Payments we receive after your Endorsement Date are considered Ineligible Purchase Payments.

      IncomeLOCK -- an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero.

      Maximum Anniversary Value ("MAV") Evaluation Period -- the period beginning the date the Benefit Endorsement is issued and ends on the 10th Benefit Anniversary.

      Maximum Annual Withdrawal Amount -- the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.

      Minimum Withdrawal Period -- the minimum period over which you may take withdrawals under this feature, if withdrawals are not taken under the lifetime withdrawal option.

      Mutual Fund or Fund -- the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

--------------------------------------------------------------------------------


      Participant -- the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

      Participant Year -- a 12 month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

      Payout Payments -- annuity payments withdrawn in a steady stream during the Payout Period.

      Payout Period -- the time when you begin to withdraw your money in Payout Payments. This may also may be called the "Annuity Period."

      Payout Unit -- a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

      Proof of Death -- a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

      Purchase Payments -- an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

      Purchase Period -- the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the "Accumulation Period."

      Purchase Unit -- a unit of interest owned by you in your Variable Account Option.

      Systematic Withdrawals -- payments withdrawn on a regular basis during the Purchase Period.

      VALIC Separate Account A or Separate Account -- a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

      Variable Account Option -- investment options that correspond to Separate Account Divisions offered by the Contracts.

                                  Fee Tables
--------------------------------------------------------------------------------

 The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

 Contract Owner/Participant Transaction Expenses

Maximum Surrender Charge (1)                                   5.00%
---------------------------------------------------------------------
Maximum Loan Application Fee (per loan)                         $60
---------------------------------------------------------------------
State Premium Taxes (as a percentage of the amount annuitized) 0-3.5%
---------------------------------------------------------------------

 (1) The maximum surrender charge is the lessor of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. Reductions in the surrender charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."

 The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

 Separate Account Charges


                                                                                                 $3.75
                                                                                                  per
Variable Account Option Maintenance Charge (1)                                                  quarter
--------------------------------------------------------------------------------------------------------
                                                                                                 Annual
                                                                                                Separate
Mortality and Expense Risk Separate Account Charges for each Variable Account Option (2)        Account
(as a percentage of assets invested):                                                           Fee (%)
--------------------------------------------------------------------------------------------------------
   VALIC Company I
--------------------------------------------------------------------------------------------------------
       Asset Allocation Fund                                                                      0.90
--------------------------------------------------------------------------------------------------------
       Blue Chip Growth Fund                                                                      0.90
--------------------------------------------------------------------------------------------------------
       Broad Cap Value Income Fund                                                                0.90
--------------------------------------------------------------------------------------------------------
       Capital Conservation Fund                                                                  0.90
--------------------------------------------------------------------------------------------------------
       Core Equity Fund                                                                           0.90
--------------------------------------------------------------------------------------------------------
       Core Value Fund                                                                            0.90
--------------------------------------------------------------------------------------------------------
       Foreign Value Fund                                                                         0.90
--------------------------------------------------------------------------------------------------------
       Global Equity Fund                                                                         0.90
--------------------------------------------------------------------------------------------------------
       Global Strategy Fund                                                                       0.90
--------------------------------------------------------------------------------------------------------
       Government Securities Fund                                                                 0.90
--------------------------------------------------------------------------------------------------------
       Growth & Income Fund                                                                       0.90
--------------------------------------------------------------------------------------------------------
       Health Sciences Fund                                                                       0.90
--------------------------------------------------------------------------------------------------------
       Inflation Protected Fund                                                                   0.90
--------------------------------------------------------------------------------------------------------
       International Equities Fund                                                                0.90
--------------------------------------------------------------------------------------------------------
       International Government Bond Fund                                                         0.90
--------------------------------------------------------------------------------------------------------
       International Growth I Fund                                                                0.90
--------------------------------------------------------------------------------------------------------
       Large Cap Core Fund                                                                        0.90
--------------------------------------------------------------------------------------------------------
       Large Capital Growth Fund                                                                  0.90
--------------------------------------------------------------------------------------------------------
       Mid Cap Index Fund                                                                         0.90
--------------------------------------------------------------------------------------------------------
       Mid Cap Strategic Growth Fund                                                              0.90
--------------------------------------------------------------------------------------------------------
       Money Market I Fund                                                                        0.90
--------------------------------------------------------------------------------------------------------
       Nasdaq-100(R) Index Fund                                                                   0.90
--------------------------------------------------------------------------------------------------------
       Science & Technology Fund                                                                  0.90
--------------------------------------------------------------------------------------------------------
       Small Cap Aggressive Growth Fund                                                           0.90
--------------------------------------------------------------------------------------------------------
       Small Cap Fund                                                                             0.90
--------------------------------------------------------------------------------------------------------
       Small Cap Index Fund                                                                       0.90
--------------------------------------------------------------------------------------------------------
       Small Cap Special Values Fund                                                              0.90
--------------------------------------------------------------------------------------------------------
       Small Cap Strategic Growth Fund                                                            0.90
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   VALIC Company I (continued)
----------------------------------------------------------------------------------
       Social Awareness Fund                                                  0.90
----------------------------------------------------------------------------------
       Stock Index Fund                                                       0.90
----------------------------------------------------------------------------------
       VALIC Ultra Fund                                                       0.90
----------------------------------------------------------------------------------
       Value Fund                                                             0.90
----------------------------------------------------------------------------------
   VALIC Company II
----------------------------------------------------------------------------------
       Aggressive Growth Lifestyle Fund                                       0.65
----------------------------------------------------------------------------------
       Capital Appreciation Fund                                              0.65
----------------------------------------------------------------------------------
       Conservative Growth Lifestyle Fund                                     0.65
----------------------------------------------------------------------------------
       Core Bond Fund                                                         0.65
----------------------------------------------------------------------------------
       High Yield Bond Fund                                                   0.65
----------------------------------------------------------------------------------
       International Small Cap Equity Fund                                    0.65
----------------------------------------------------------------------------------
       Large Cap Value Fund                                                   0.65
----------------------------------------------------------------------------------
       Mid Cap Growth Fund                                                    0.65
----------------------------------------------------------------------------------
       Mid Cap Value Fund                                                     0.65
----------------------------------------------------------------------------------
       Moderate Growth Lifestyle Fund                                         0.65
----------------------------------------------------------------------------------
       Money Market II Fund                                                   0.65
----------------------------------------------------------------------------------
       Small Cap Growth Fund                                                  0.65
----------------------------------------------------------------------------------
       Small Cap Value Fund                                                   0.65
----------------------------------------------------------------------------------
       Socially Responsible Fund                                              0.65
----------------------------------------------------------------------------------
       Strategic Bond Fund                                                    0.65
----------------------------------------------------------------------------------
   Public Funds
----------------------------------------------------------------------------------
       AIG SunAmerica 2010 High Watermark Fund, Class I                       1.15
----------------------------------------------------------------------------------
       AIG SunAmerica 2015 High Watermark Fund, Class I                       1.15
----------------------------------------------------------------------------------
       AIG SunAmerica 2020 High Watermark Fund, Class I                       1.15
----------------------------------------------------------------------------------
       Ariel Appreciation Fund                                                0.90
----------------------------------------------------------------------------------
       Ariel Fund                                                             0.90
----------------------------------------------------------------------------------
       Lou Holland Growth Fund                                                0.90
----------------------------------------------------------------------------------
       Vanguard Lifestrategy Conservative Growth Fund, Investor Shares        1.15
----------------------------------------------------------------------------------
       Vanguard Lifestrategy Growth Fund, Investor Shares                     1.15
----------------------------------------------------------------------------------
       Vanguard Lifestrategy Moderate Growth Fund, Investor Shares            1.15
----------------------------------------------------------------------------------
       Vanguard Long-Term Investment-Grade Fund, Investor Shares              0.90
----------------------------------------------------------------------------------
       Vanguard Long-Term Treasury Fund, Investor Shares                      0.90
----------------------------------------------------------------------------------
       Vanguard Wellington Fund, Investor Shares                              1.15
----------------------------------------------------------------------------------
       Vanguard Windsor II Fund, Investor Shares                              1.15
----------------------------------------------------------------------------------

 (1) Reductions in the account maintenance charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."
 (2) See "Purchase Unit Value" for a discussion of how the separate account charges impact the calculation of each Division's unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges."

--------------------------------------------------------------------------------


 Optional IncomeLOCK Fee


You may elect this optional living benefit feature as described below. The fee is calculated as a percentage of the Benefit Base. (1)



                     Fee Period Annualized Fee Percentage
                     ---------- -------------------------
                     All years  0.65% (deducted quarterly)



(1) IncomeLOCK is an optional guaranteed minimum withdrawal benefit. If you elect this Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. Otherwise, the Benefit Base is equal to the Account Value on the Endorsement Date. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit.


 The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.

Total Annual Mutual Fund Operating Expenses                                              Minimum Maximum
--------------------------------------------------------------------------------------------------------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                             0.25%  3.41%*
--------------------------------------------------------------------------------------------------------

--------
* This maximum expense amount of 3.41% shown above reflects the expenses of a new mutual fund, which are generally higher than those of established or mature funds. The actual expense incurred by fund shareholders has been reduced due to a contractual agreement with the Fund's Board of Directors that continues through September 30, 2007. The maximum Total Annual Mutual Fund Operating Expense (net of waivers or reimbursements) is 1.35%.

Examples

   These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses. Each example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Your actual costs may be higher or lower than the examples below.

   The first set of examples assumes the maximum fees and expenses, including the maximum separate account charge of 1.15%, investment in a Variable Account Option with the highest total expenses (3.41%), and election of the optional IncomeLOCK feature at 0.65%.

   (1) If you surrender your Contract at the end of the applicable time period:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $972. $2,012  $3,048   $5,176

   (2) If you annuitize your Contract (the IncomeLOCK feature terminates at annuitization):

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $523. $1,566  $2,603   $5,176

   (3) If you do not surrender your Contract:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $523. $1,566  $2,603   $5,176

   The second set of examples assumes the minimum fees and expenses, including the minimum separate account charge of 0.65%, investment in a Variable Account Option with the lowest total expenses (0.25%), and that the optional IncomeLOCK feature is not elected.

--------------------------------------------------------------------------------


   (1) If you surrender your Contract at the end of the applicable time period:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $563   $796   $1,014   $1,145

   (2) If you annuitize your Contract:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $95    $296    $514    $1,145

   (3) If you do not surrender your Contract:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $95    $296    $514    $1,145

   Note: These examples should not be considered representative of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

Selected Purchase Unit Data
--------------------------------------------------------------------------------

   There were no historical Purchase Unit Values as of the date of this Prospectus since the Series 1.10 through 12.10 contracts were not available as of December 31, 2006.

Highlights
--------------------------------------------------------------------------------

The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements: Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Internal Revenue Code of 1986, as amended ("Code") limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. For more information on Purchase Payments, refer to the "Purchase Period."

Right to Cancel: You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See "Other Contract Features."

Expenses: There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your

--------------------------------------------------------------------------------

account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct insurance charges of up to 1.15% annually of the average daily value of your Contract allocated to the Variable Account Options. See the "Fee Tables" and "Fees and Charges."

   IncomeLOCK: IncomeLOCK is an optional feature designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero (the "Benefit"). Thus, IncomeLOCK may offer protection of a sure stream of income in the event of a significant market downturn or if your Account Value declines due to unfavorable investment performance.

   The feature design provides for an automatic lock-in of the Contract's highest anniversary value (the maximum anniversary value or "MAV") during the first ten years from the endorsement effective date (the "Evaluation Period"). This feature guarantees lifetime withdrawals of an income stream in the manner described below, without annuitizing the Contract. If you decide not to take withdrawals under this feature, or you surrender your Contract, you will not receive the benefits of IncomeLOCK. You could pay for this feature and not need to use it. Likewise, depending on your Contract's market performance, you may never need to rely on IncomeLOCK.

   IncomeLOCK is not available if you have an outstanding loan under the Contract. If you elect to take a loan after the Endorsement Date and while IncomeLock is still in effect, we will automatically terminate the Benefit.

   Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Participant Year without a surrender charge. Please see the "Fees and Charges" section of this prospectus.

   Any withdrawals taken may be subject to a 10% IRS penalty tax if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our annuity service center. Withdrawals greater than the required minimum distributions ("RMD") determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of this feature. In addition, if you have a qualified contract, tax law and the terms of the plan may restrict withdrawal amounts. Please see the "Surrender of Account Value" and "Federal Tax Matters" sections of this prospectus.

   IncomeLOCK may be elected any time, provided you are age 75 or younger on the date of election. Please note that this feature and/or its components may not be available in your state. Please check with your financial advisor for availability and any additional restrictions. IncomeLOCK might not be appropriate for use with contributory qualified plans (401(k), 403(b), 457) or IRAs (traditional or Roth IRAs and SEPs) if you plan to make ongoing contributions. This is because the Benefit applies only to purchase payments made within the first two contract years if the Benefit is selected at Contract issue, or to the Account Value on the Endorsement Date if the Benefit is selected after Contract issue. We reserve the right to modify, suspend or terminate IncomeLOCK in its entirety or any component at any time for Contracts that have not yet been issued.

   Federal Tax Information: Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

   Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. For a more detailed discussion of these income tax provisions, see "Federal Tax Matters."

   Surrender Charges: Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months.

   Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

   However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

10

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   Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

   Access to Your Money: You may withdraw money from your Contract during the Purchase Period. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See "Surrender of Account Value" and "Federal Tax Matters."

   Loans: Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans ("IRAs"), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

Transfers: There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

   Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

   Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

   Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.

   Transfers can be made by calling AIG VALIC's toll-free transfer service at 1-800-448-2542. For more information on account transfers, see "Transfers Between Investment Options."

   Income Options: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See "Payout Period."

Death Benefits: Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The Death Benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Please note that the death benefit provisions may vary from state to state. See "Death Benefits."

   Inquiries: If you have questions about your Contract, call your financial advisor or contact us at 1-800-448-2542.

 Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

                                                                             11

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                              General Information
--------------------------------------------------------------------------------

About the Contracts

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer's plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

   The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options.

   The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called "Purchase Payments." The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see "Purchase Period" and "Payout Period."

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, American General Corporation ("AGC"), a holding company and VALIC's indirect parent company, was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management.

American Home Assurance Company

The information below is applicable to you only if your Contract or Certificate was issued on or before December 31, 2006.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company's Contract owners can enforce the guarantee directly.

American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time ("Point of Termination"). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

About VALIC Separate Account A

When you direct money to the Contract's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call "Divisions." Sixty Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered

12

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with the SEC as a unit investment trust under The Investment Company Act of
1940 (the "1940 Act"). Units of interest in VALIC Separate Account A are registered as securities under The Securities Act of 1933, as amended (the "1933 Act").

VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG and AGC have no legal obligation to back these commitments.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution of the Contracts

The principal underwriter and distributor for VALIC Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the National Association of Securities Dealers, Inc., unless such broker-dealers are exempt from the broker-dealer registration requirements of The Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial advisors. For more information about the Distributor, see "Distribution of Variable Annuity Contracts" in the Statement of Additional Information.

VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC's general overhead and are not charged back to employers, group employee benefit plans or plan participants.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each first-year Purchase Payment. Agents will receive commissions of approximately 1.2% for level Purchase Payments in subsequent years and up to 7% on increases in the amount of Purchase Payments in the year of the increase. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the "Fees and Charges" section in this prospectus.

                      Fixed and Variable Account Options
--------------------------------------------------------------------------------


The Contracts offer a choice from among several Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer's plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned. The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns that are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

Fixed Account Options

   Portfolio Director features up to three guaranteed fixed options. These options provide fixed-rate earnings and guarantee safety of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

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
         Fixed Account Options          Investment Objective
         ---------------------          --------------------
         Fixed Account Plus    Invests in the general account assets
                               of the Company. This account provides
                               fixed-return investment growth for the
                               long-term. It is credited with interest
                               at rates set by VALIC. The account is
                               guaranteed to earn at least a minimum
                               rate of interest as shown in your
                               Contract. Your money may be credited
                               with a different rate of interest
                               depending on the time period in which
                               it is accumulated. Purchase Payments
                               allocated to a fixed account option
                               will receive a current rate of
                               interest. There are limitations on
                               transfers out of this option. If you
                               transfer assets from Fixed Account Plus
                               to another investment option, any
                               assets transferred back into Fixed
                               Account Plus within 90 days will
                               receive a different rate of interest,
                               than that paid for new Purchase
                               Payments.

         Short-Term Fixed      Invests in the general account assets
           Account             of the Company. This account provides
                               fixed-return investment growth for the
                               short-term. It is credited with
                               interest at rates set by VALIC, which
                               may be lower than the rates credited to
                               Fixed Account Plus, above. The account
                               is guaranteed to earn at least a
                               minimum rate of interest as shown in
                               your Contract. Your money may be
                               credited with a different rate of
                               interest depending on the time period
                               in which it is accumulated.

         Multi-Year Enhanced   Invests in the general account assets
           Option ("Multi-Year of the Company. This account is a
           Option")            long-term investment option, providing
                               a guaranteed interest rate for a
                               guaranteed period (three, five, seven,
                               or ten years) ("MVA Term"). Please see
                               your Contract for minimum investment
                               amounts and other requirements and
                               restrictions. This option may not be
                               available in all employee plans or
                               states. All MVA Terms may not be
                               available. Please see your financial
                               advisor for information on the MVA
                               Terms that are currently offered.

   Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. VALIC guarantees that all contributions received during a calendar month will receive that month's current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

Variable Account Options

   The Contracts enable you to participate in Divisions that represent Variable Account Options, shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elect IncomeLOCK.

   Several of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in the front of the prospectus as "Public Funds." If your Contract is a tax-deferred Nonqualified annuity that is not part of your employer's retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to Internal Revenue Code requirements concerning investor control. Therefore, the Nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans may invest only in VALIC Company I and II.

   The Variable Account Options shown below include a brief description of each Fund, including its investment objective. We also show the investment adviser for each Fund, and investment sub-adviser, if applicable. Please see the separate Fund prospectuses for more detailed information on each Fund's management fees and total expenses, investment strategy and risks, as well as a history of any changes to a Fund's investment adviser or sub-adviser. You should read the prospectuses carefully before investing. Additional copies are available from AIG VALIC at 1-800-448-2542 (press 1, then 3) or online at www.aigvalic.com.

   Please refer to your employer's retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

   Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts

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and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund's prospectus.

   Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well balanced and diversified investment portfolio. As just one example, investing more than 20% of an investor's total retirement savings in any one company or industry may cause that individual's retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk. The United States Department of Labor provides many plan sponsors and participants with helpful information about the importance of diversification at: www.dol.gov/ebsa/investing.html.

   AIG SunAmerica Asset Management Corp. and AIG Global Investment Corp. are each affiliated with the adviser, VALIC, due to common ownership. Please note that the Ariel Fund and Ariel Appreciation Fund are not available in any 457 plans, except by special arrangement.

    Variable Account Options                             Investment Objective
    ------------------------                             --------------------
AIG SunAmerica                   Each High Watermark Fund seeks to generate capital appreciation
2010 High Watermark Fund         to the extent consistent with preservation of capital investment gains in order to have a net asset value ("NAV") on its Protected
AIG SunAmerica                   Maturity Date at least equal to the Protected High Watermark
2015 High Watermark Fund         Value. Each High Watermark Fund seeks high total return as a secondary objective.
AIG SunAmerica
2020 High Watermark Fund         If you hold your Variable Investment Option Units until the
                                 Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
                                 Watermark Fund reaching this value, and any extraordinary
                                 expenses, and increased by appreciation in share value
                                 subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

                                 The Protected Maturity Date for each High Watermark Fund is:
                                 2010 High Watermark Fund            August 31, 2010
                                 2015 High Watermark Fund            August 31, 2015
                                 2020 High Watermark Fund            August 31, 2020

                                 If you may need access to your money at any point prior to the
                                 Protected Maturity Date, you should consider the appropriateness of investing in the High Watermark Funds. Investors who redeem before the Protected Maturity Date will receive the current
                                 Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the
                                 initial investment.

                                 An investment in the High Watermark Funds may not be appropriate for persons enrolled in Guided Portfolio Services/SM/, an investment advisory product offered by VALIC Financial Advisors, Inc.

Ariel Appreciation Fund -- a     Seeks long-term capital appreciation by investing primarily in the series of Ariel Investment Trust stocks of medium-sized companies with market capitalizations between $2.5 billion and $15 billion at the time of initial purchase.

Ariel Fund -- a series of Ariel  Seeks long-term capital appreciation by investing primarily in
Investment Trust                 the stocks of small companies with a market capitalization generally between $1 billion and $5 billion at the time of initial purchase.

                        Investment Objective                             Adviser and Sub-Adviser
                        --------------------                             -----------------------
Each High Watermark Fund seeks to generate capital appreciation       Adviser: Trajectory Asset
to the extent consistent with preservation of capital investment      Management LLC
gains in order to have a net asset value ("NAV") on its Protected
Maturity Date at least equal to the Protected High Watermark          (AIG SunAmerica Asset
Value. Each High Watermark Fund seeks high total return as a          Management Corp. is the daily
secondary objective.                                                  business manager.)

If you hold your Variable Investment Option Units until the Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
Watermark Fund reaching this value, and any extraordinary expenses, and increased by appreciation in share value subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

The Protected Maturity Date for each High Watermark Fund is:
2010 High Watermark Fund            August 31, 2010
2015 High Watermark Fund            August 31, 2015
2020 High Watermark Fund            August 31, 2020

If you may need access to your money at any point prior to the Protected Maturity Date, you should consider the appropriateness of investing in the High Watermark Funds. Investors who redeem before the Protected Maturity Date will receive the current
Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the initial investment.

An investment in the High Watermark Funds may not be appropriate for persons enrolled in Guided Portfolio Services/SM/, an investment advisory product offered by VALIC Financial Advisors, Inc.

Seeks long-term capital appreciation by investing primarily in the    Adviser: Ariel Capital
stocks of medium-sized companies with market capitalizations          Management, LLC
between $2.5 billion and $15 billion at the time of initial purchase.

Seeks long-term capital appreciation by investing primarily in        Adviser: Ariel Capital
the stocks of small companies with a market capitalization            Management, LLC
generally between $1 billion and $5 billion at the time of
initial purchase.

--------------------------------------------------------------------------------

Variable Account Options                         Investment Objective                           Adviser and Sub-Adviser
------------------------                         --------------------                           -----------------------
Lou Holland Growth Fund  The fund primarily seeks long-term growth of capital. The            Adviser: Holland Capital
                         receipt of dividend income is a secondary consideration. The         Management, L.P.
                         fund will invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Vanguard LifeStrategy    Seeks to provide current income and low to moderate capital          The fund does not employ an
Conservative Growth Fund appreciation. This is a fund of funds, investing in other            investment adviser. Instead,
                         Vanguard mutual funds according to a fixed formula that              the fund's Board of Trustees
                         typically results                                                    decides how to allocate the
                         in an allocation of about 40% of assets to bonds, 20% to short-      fund's assets among the
                         term fixed income investments, and 40% to common stocks.             underlying funds.
                         The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and investment-grade corporate bonds, as well as mortgage-
                         backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign
                         stocks.

Vanguard LifeStrategy    Seeks to provide capital appreciation and some current income.       The fund does not employ an
Growth Fund              This is a fund of funds, investing in other Vanguard mutual funds    investment adviser. Instead,
                         according to a fixed formula that typically results in an allocation the fund's Board of Trustees
                         of about 80% of assets to common stocks and 20% to bonds.            decides how to allocate the
                         The fund's indirect stock holdings consist substantially of large-   fund's assets among the
                         cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.      underlying funds.
                         stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S.
                         government, agency, and investment-grade corporate bonds,
                         as well as mortgage-backed and asset-backed securities.

Vanguard LifeStrategy    Seeks to provide capital appreciation and a low to moderate          The fund does not employ an
Moderate Growth Fund     level of current income. This is a fund of funds, investing in       investment adviser. Instead,
                         other Vanguard mutual funds according to a fixed formula that        the fund's Board of Trustees
                         typically results in an allocation of about 60% of assets to         decides how to allocate the
                         common stocks and 40% to bonds. The fund's indirect stock            fund's assets among the
                         holdings consist substantially of large-cap U.S. stocks and, to a    underlying funds.
                         lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
                         The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                         investment-grade corporate bonds, as well as mortgage-
                         backed securities.

Vanguard Long-Term       Seeks to provide a high and sustainable level of current income      Adviser: Wellington
Investment-Grade Fund    by investing in a variety of high quality and, to a lesser extent,   Management Company, LLP
                         medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.


Vanguard Long-Term       Seeks to provide a high and sustainable level of current income      Adviser: The Vanguard Group
Treasury Fund            by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

Vanguard Wellington Fund Seeks to provide long-term capital appreciation and reasonable       Adviser: Wellington
                         current income by investing in dividend-paying, and, to a lesser     Management Company, LLP
                         extent, non-dividend-paying common stocks of established
                         medium- and large-sized companies. In choosing these
                         companies, the Adviser seeks those that appear to be
                         undervalued but which have prospects to improve. The fund
                         also invests in investment grade corporate bonds, with some exposure to U.S. Treasury, government agency and
                         mortgage-backed securities.

--------------------------------------------------------------------------------

 Variable Account Options                          Investment Objective                            Adviser and Sub-Adviser
 ------------------------                          --------------------                            -----------------------
Vanguard Windsor II Fund    Seeks to provide long-term capital appreciation and income. The     Advisers: Armstrong, Shaw
                            fund invests mainly in large- and mid-sized companies whose stocks  Associates, Inc.; Barrow,
                            are considered by the fund's advisers to be undervalued.            Hanley, Mewhinney &
                                                                                                Strauss, Inc.; Equinox Capital
                                                                                                Management, LLC; Hotchkis
                                                                                                and Wiley Capital
                                                                                                Management, LLC; Tukman
                                                                                                Capital Management, Inc.; and
                                                                                                The Vanguard Group

VALIC Company I

Asset Allocation Fund       Seeks maximum aggregate rate of return over the long term           Adviser: VALIC
                            through controlled investment risk by adjusting its investment      Sub-Adviser: AIG Global
                            mix among stocks, long-term debt securities and short-term          Investment Corp.
                            money market securities.

Blue Chip Growth Fund       Seeks long-term capital growth by investing in the common           Adviser: VALIC
                            stocks of large and medium-sized blue chip growth companies.        Sub-Adviser: T. Rowe Price
                            Income is a secondary objective.                                    Associates, Inc.

Broad Cap Value Income Fund The fund seeks total return through capital appreciation with       Adviser: VALIC
                            income as a secondary objective. The fund invests primarily in      Sub-Adviser: Barrow,
                            equity securities of U.S. large- and medium-capitalization          Hanley, Mewhinney &
                            companies that are undervalued.                                     Straus, Inc.


Capital Conservation Fund   Seeks the highest possible total return consistent with the         Adviser: VALIC
                            preservation of capital through current income and capital gains    Sub-Adviser: AIG Global
                            on investments in intermediate- and long-term debt instruments      Investment Corp.
                            and other income producing securities.

Core Equity Fund            Seeks to provide long-term growth of capital through                Adviser: VALIC
                            investment primarily in the equity securities of large-cap quality  Sub-Adviser: BlackRock
                            companies with long-term growth potential.                          Financial Management, LLC

Core Value Fund             Seeks capital growth by investing in common stocks, though          Adviser: VALIC
                            the fund may invest in securities other than stocks. Current        Sub-Adviser: American
                            income is a secondary objective. Two investment strategies will     Century Investment
                            be utilized. Half of the assets will be managed by employing a      Management, Inc. and
                            quantitative income and growth investment strategy, while the       American Century Global
                            remainder of the assets will be managed using a portfolio           Investment Management, Inc.
                            optimization technique. The goal is to create a fund that
                            provides better returns than its benchmark without taking on significant additional risk. The sub-adviser also attempts to create a dividend yield for the fund that will be greater than that of the S&P 500(R) Index.

Foreign Value Fund          Seeks long-term growth of capital by investing in equity            Adviser: VALIC
                            securities of companies located outside the U.S., including         Sub-Adviser: Templeton
                            emerging markets.                                                   Global Advisors Limited

Global Equity Fund          Seeks capital appreciation by investing primarily in mid-cap        Adviser: VALIC
                            and large-cap companies with market capitalizations in excess       Sub-Adviser: Putnam
                            of $1 billion, although it can invest in companies of any size.     Investment Management,
                                                                                                LLC

Global Strategy Fund        Seeks high total return by investing in equity securities of        Adviser: VALIC
                            companies in any country, fixed income (debt) securities of         Sub-Adviser: Franklin
                            companies and governments of any country, and in money              Advisors, Inc. and Templeton
                            marker instruments.                                                 Investment Counsel, LLC

--------------------------------------------------------------------------------

 Variable Account Options                          Investment Objective                          Adviser and Sub-Adviser
 ------------------------                          --------------------                          -----------------------
Government Securities Fund  Seeks high current income and protection of capital through        Adviser: VALIC
                            investments in intermediate- and long-term U.S. government         Sub-Adviser: AIG Global
                            and government-sponsored debt securities.                          Investment Corp.

Growth & Income Fund.......                                                                                  Adviser: VALIC
                                 Seeks to provide long-term growth of capital and secondarily,             Sub-Adviser: AIG
                                       current income, through investment in common stocks and             SunAmerica Asset
                                                                    equity-related securities.             Management Corp.

Health Sciences Fund        Seeks long-term capital growth through investments primarily       Adviser: VALIC
                            in the common stocks of companies engaged in the research,         Sub-Adviser: T. Rowe Price
                            development, production, or distribution of products or services   Associates, Inc.
                            related to health care, medicine, or the life sciences.

Inflation Protected Fund    Seeks maximum real return, consistent with appreciation of         Adviser: VALIC
                            capital and prudent investment engagement. The fund invests in     Sub-Adviser: AIG Global
                            inflation-indexed bonds of varying maturities issued by U.S.       Investment Corp.
                            and non-U.S. governments and corporations.

International Equities Fund Seeks to provide long-term growth of capital through               Adviser: VALIC
                            investments primarily in a diversified portfolio of equity and     Sub-Adviser: AIG Global
                            equity-related securities of foreign issuers that, as a group, the Investment Corp.
                            Sub-Adviser believes may provide investment results closely corresponding to the performance of the Morgan Stanley
                            Capital International, Europe, Australasia and the Far East
                            Index.

International Government    Seeks high current income through investments primarily in         Adviser: VALIC
Bond Fund                   investment grade debt securities issued or guaranteed by foreign   Sub-Adviser: AIG Global
                            governments. This fund is classified as "non-diversified" because  Investment Corp.
                            it expects to concentrate in certain foreign government
                            securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

International Growth I Fund Seeks capital growth through investments primarily in equity       Adviser: VALIC
                            securities of issuers in developed foreign countries. The Sub-     Sub-Adviser: American
                            Adviser uses a growth strategy it developed to invest in stocks it Century Global Investment
                            believes will increase in value over time.                         Management, Inc., AIM
                                                                                               Capital Management, Inc. and
                                                                                               Massachusetts Financial
                                                                                               Services Company

Large Cap Core Fund         Seeks capital growth with the potential for current income by      Adviser: VALIC
                            investing in the common stocks of large-sized U.S. companies       Sub-Adviser: Evergreen
                            (i.e., companies whose market capitalization falls within the      Investment
                            range tracked in the Russell 1000(R)).                             Management Company

Large Capital Growth Fund   Seeks to provide long-term growth of capital by investing in       Adviser: VALIC
                            securities of large-cap companies.                                 Sub-Adviser: AIM Capital
                                                                                               Management, Inc. and AIG
                                                                                               SunAmerica Asset
                                                                                               Management Corp.

Mid Cap Index Fund          Seeks to provide growth of capital through investments primarily   Adviser: VALIC
                            in a diversified portfolio of common stocks that, as a group, are  Sub-Adviser: AIG Global
                            expected to provide investment results closely corresponding to    Investment Corp.
                            the performance of the S&P MidCap 400(R) Index.

--------------------------------------------------------------------------------

  Variable Account Options                           Investment Objective                            Adviser and Sub-Adviser
  ------------------------                           --------------------                            -----------------------
Mid Cap Strategic Growth Fund Seeks long-term capital growth by investing primarily in growth-    Adviser: VALIC
(Formerly Mid Capital         oriented equity securities of U.S. mid-cap companies and, to a      Sub-Adviser: Morgan Stanley
Growth Fund)                  limited extent, foreign companies.                                  Investment Management, Inc.
                                                                                                  d/b/a Van Kampen and Brazos
                                                                                                  Capital Management, LP

Money Market I Fund           Seeks liquidity, protection of capital and current income through   Adviser: VALIC
                              investments in short-term money market instruments.                 Sub-Adviser: AIG SunAmerica
                                                                                                  Asset Management Corp.

Nasdaq-100(R) Index Fund      Seeks long-term capital growth through investments in the           Adviser: VALIC
                              stocks that are included in the Nasdaq-100 Index(R). The fund is a  Sub-Adviser: AIG Global
                              non-diversified fund, meaning that it can invest more than 5% of    Investment Corp.
                              its assets in the stock of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

Science & Technology Fund     Seeks long-term capital appreciation through investments            Adviser: VALIC
                              primarily in the common stocks of companies that are expected       Sub-Adviser: T. Rowe Price
                              to benefit from the development, advancement, and use of            Associates, Inc., RCM Capital
                              science and technology. Several industries are likely to be         Management LLC and
                              included, such as electronics, communications, e-commerce,          Wellington Management
                              information services, media, life sciences and health care,         Company, LLP
                              environmental services, chemicals and synthetic materials, defense and aerospace, nanotechnology, energy equipment and services and electronic manufacturing.

Small Cap Aggressive          Seeks capital growth by investing in equity securities of small     Adviser: VALIC
Growth Fund                   U.S. companies (i.e., companies whose market capitalization         Sub-Adviser: Wells Capital
                              falls within the Russell 2000(R) Index). The fund may engage in     Management Incorporated
                              frequent trading to achieve its investment goal.

Small Cap Fund                Seeks to provide long-term capital growth by investing primarily in Adviser: VALIC
                              the stocks of small companies, with market capitalizations at the   Sub-Adviser: American
                              time of purchase which fall 1) below range of companies in either   Century Investment
                              the current Russell 2000(R) or S&P SmallCap 600(R) Index, or 2)     Management, Inc., Franklin
                              below the three-year average maximum market cap of companies        Portfolio Associates, Inc.,
                              in the index as of December 31 of the three preceding years.        T. Rowe Price Associates,
                                                                                                  Inc. and Bridgeway Capital
                                                                                                  Management, Inc.

Small Cap Index Fund          Seeks to provide growth of capital through investment primarily     Adviser: VALIC
                              in a diversified portfolio of common stocks that, as a group, the   Sub-Adviser: AIG Global
                              Sub-Adviser believes may provide investment results closely         Investment Corp.
                              corresponding to the performance of the Russell 2000(R) Index.

Small Cap Special Values Fund Seeks to produce growth of capital by investing primarily in        Adviser: VALIC
                              common stocks of small U.S. companies.                              Sub-Adviser: Evergreen
                                                                                                  Investment Management
                                                                                                  Company and Putnam
                                                                                                  Investment Management,
                                                                                                  LLC

Small Cap Strategic           Seeks capital growth by investing primarily in common stocks        Adviser: VALIC
Growth Fund                   whose market capitalizations fall within the range tracked by       Sub-Adviser: Evergreen
                              the Russell 2000(R) Index, at the time of purchase.                 Investment
                                                                                                  Management Company

--------------------------------------------------------------------------------

Variable Account Options                        Investment Objective                        Adviser and Sub-Adviser
------------------------                        --------------------                        -----------------------
Social Awareness Fund     Seeks to obtain growth of capital through investment, primarily   Adviser: VALIC
                          in common stocks, in companies which meet the social criteria     Sub-Adviser: AIG Global
                          established for the fund. The fund does not invest in companies   Investment Corp.
                          that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery
                          systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the production of products that significantly pollute the environment; labor relations/labor disputes; or significant workplace violations.

Stock Index Fund          Seeks long-term capital growth through investment in common       Adviser: VALIC
                          stocks that, as a group, are expected to provide investment       Sub-Adviser: AIG Global
                          results closely corresponding to the performance of the           Investment Corp.
                          S&P 500(R) Index.

VALIC Ultra Fund          Seeks long-term capital growth by investing in larger-sized       Adviser: VALIC
                          companies it believes will increase in value over time.           Sub-Adviser: American
                                                                                            Century Investment
                                                                                            Management, Inc.

Value Fund                Seeks capital growth and current income through investments       Adviser: VALIC
                          primarily in common stocks of large U.S. companies, focusing      Sub-Adviser:
                          on value stocks that the Sub-Adviser believes are currently       OppenheimerFunds, Inc.
                          undervalued by the market.

VALIC Company II

Aggressive Growth         Seeks growth through investments in a combination of the          Adviser: VALIC
Lifestyle Fund            different funds offered in VALIC Company I and VALIC              Sub-Adviser: AIG Global
                          Company II. This fund of funds is suitable for investors seeking  Investment Corp.
                          the potential for capital growth that a fund investing
                          predominately in equity securities may offer.

Capital Appreciation Fund Seeks long-term capital appreciation by investing primarily in a  Adviser: VALIC
                          broadly diversified portfolio of stocks and other equity          Sub-Adviser: Bridgeway
                          securities of U.S. companies.                                     Capital Management, Inc.

Conservative Growth       Seeks current income and low to moderate growth of capital        Adviser: VALIC
Lifestyle Fund            through investments in a combination of the different funds       Sub-Adviser: AIG Global
                          offered in VALIC Company I and VALIC Company II. This             Investment Corp.
                          fund of funds is suitable for investors who invest in equity securities, but who are not willing to assume the market risks of either the Aggressive Growth Lifestyle Fund or the Moderate
                          Growth Lifestyle Fund.

Core Bond Fund            Seeks the highest possible total return consistent with the       Adviser: VALIC
                          conservation of capital through investments in medium- to         Sub-Adviser: AIG Global
                          high-quality fixed income securities. These securities include    Investment Corp.
                          corporate debt securities of foreign or domestic companies, securities issued or guaranteed by the U.S. government,
                          mortgage-backed, or asset-backed securities.



High Yield Bond Fund      Seeks the highest possible total return and income consistent     Adviser: VALIC
                          with conservation of capital through investment in a diversified  Sub-Adviser: AIG Global
                          portfolio of high yielding, high risk fixed income securities.    Investment Corp.
                          These securities include below-investment-grade junk bonds.

International Small Cap
  Equity Fund............
                             Seeks to provide long-term capital appreciation through equity           Adviser: VALIC
                            and equity-related securities of small cap companies throughout  Sub-Adviser: AIG Global
                                                              the world, excluding the U.S.         Investment Corp.

--------------------------------------------------------------------------------

   Variable Account Options                            Investment Objective                            Adviser and Sub-Adviser
   ------------------------                            --------------------                            -----------------------

Large Cap Value Fund           Seeks to provide total returns that exceed over time the Russell      Adviser: VALIC
                               1000(R) Value Index through investment in equity securities. The      Sub-Adviser: SSgA Funds
                               Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)     Management, Inc.
                               Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

Mid Cap Growth Fund            Seeks long-term capital appreciation principally through              Adviser: VALIC
                               investments in medium-capitalization equity securities, such as       Sub-Adviser: AIM Capital
                               common and preferred stocks and securities convertible into           Management, Inc.
                               common stocks. The Sub-Adviser defines mid-sized companies as companies that are included in the Russell Mid-Cap(R) Index.

Mid Cap Value Fund             Seeks capital growth, through investment in equity securities of      Adviser: VALIC
                               medium capitalization companies using a value-oriented                Sub-Adviser: FAF Advisors,
                               investment approach. Mid-capitalization companies include             Inc. and Wellington
                               companies with a market capitalization equaling or exceeding          Management Company, LLP
                               $500 million, but not exceeding the largest market
                               capitalization of the Russell Mid-Cap(R) Index range.

Moderate Growth Lifestyle Fund Seeks growth and current income through investments in a              Adviser: VALIC
                               combination of the different funds offered in VALIC Company I and     Sub-Adviser: AIG Global
                               VALIC Company II. This fund of funds is suitable for investors who    Investment Corp.
                               invest in equity securities, but who are not willing to assume the market risks of the Aggressive Growth Lifestyle Fund.

Money Market II Fund           Seeks liquidity, protection of capital and current income through     Adviser: VALIC
                               investments in short-term money market instruments.                   Sub-Adviser: AIG SunAmerica
                                                                                                     Asset Management Corp.

Small Cap Growth Fund          Seeks to provide long-term capital growth through investments         Adviser: VALIC
                               primarily in the equity securities of small companies with market     Sub-Adviser: Franklin
                               caps at the time of purchase, equal to or less than the highest       Advisers, Inc.
                               market cap value in the Russell 2000(R) Growth Index.

Small Cap Value Fund           Seeks to provide maximum long-term return, consistent with            Adviser: VALIC
                               reasonable risk to principal, by investing primarily in securities of Sub-Adviser: JPMorgan
                               small-capitalization companies in terms of revenue and/or market      Investment Advisors, Inc.
                               capitalization. Small-cap companies are companies whose
                               market capitalization is equal to or less than the largest company in the Russell 2000(R) Index.

Socially Responsible Fund      Seeks to obtain growth of capital through investment, primarily       Adviser: VALIC
                               in equity securities, of companies which meet the social criteria     Sub-Adviser: AIG Global
                               established for the fund. The fund does not invest in companies       Investment Corp.
                               that are significantly engaged in the production of nuclear energy; the manufacture of weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the
                               production of products that significantly pollute the environment;
                               labor relations/labor disputes; or significant workplace violations.

Strategic Bond Fund            Seeks the highest possible total return and income consistent         Adviser: VALIC
                               with conservation of capital through investment in a diversified      Sub-Adviser: AIG Global
                               portfolio of income producing securities. The fund invests in a       Investment Corp.
                               broad range of fixed-income securities, including investment-
                               grade bonds, U.S. government and agency obligations,
                               mortgage-backed securities, and U.S., Canadian, and foreign high risk, high yield bonds.

A detailed description of the fees, investment objective, strategy, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.aigvalic.com.

                                Purchase Period
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

Account Establishment

   You may establish an account through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts ("individual contracts").

The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000.00. Minimum initial and subsequent Purchase Payments are as follows:

                                       Initial Subsequent
                      Contract Type    Payment  Payment
                      -------------    ------- ----------
                      Periodic Payment $   30     $ 30
                      Single Payment.. $1,000      -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

   When an initial Purchase Payment is accompanied by an application, within 2 Business Days we will:

    . Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected; or

    .  Reject the application and return the Purchase Payment; or

    . Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

   If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

   Return Purchase Payments. If we do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

   Employer-Directed Account. If we have your name, address and SSN and we have an Employer-Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment option chosen by your employer. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

   Starter Account. If we have your name, address and SSN, but we do not have an Employer-Directed Account Agreement with your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan or other investment option chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

When Your Account Will Be Credited

   Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match,

--------------------------------------------------------------------------------

transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

   If the Purchase Payment is in good order as described and is received by us or directly by our bank by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after 4:00 p.m. Eastern time will be credited the next Business Day.

   Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

Purchase Units

   A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following the close of regular trading of the NYSE, normally 4:00 p.m. Eastern time. Note that the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Purchase Units may be shown as "Number of Shares" and the Purchase Unit Values may be shown as "Share Price" on some account statements. See "Purchase Unit Value" in the SAI for more information and an illustration of the calculation of the unit value.

Calculation of Value for Fixed Account Options

   The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company's general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "General Information" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

   The value of your Fixed Account Option is calculated on a given Business Day as shown below:

                Value of Your Fixed Account Options*
         =      (equals)
                All Purchase Payments made to the Fixed Account
             Options
         +      (plus)
                Amounts transferred from Variable Account
             Options to the Fixed Account Options
         +      (plus)
                All interest earned
         -      (minus)
                Amounts transferred or withdrawn from Fixed
             Account Options (including applicable fees and charges)

--------
* This value may be subject to a market value adjustment under the Multi-Year Option.

Calculation of Value for Variable Account Options

   You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the "General Information, Variable Account Options" section in this prospectus and in each Mutual Fund's prospectus. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See "Fees and Charges." Your account will be credited with the applicable number of Purchase Units. If the Purchase Payment is in good order as described and is received by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day's Purchase Unit value. Purchase Payments in good order received after 4:00 p.m. Eastern time will be credited the next Business Day and will receive the next Business Day's Purchase Unit value. Because Purchase Unit values for each Mutual Fund change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

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Stopping Purchase Payments

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

   If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

IncomeLOCK

   IncomeLOCK is a living benefit option available with VALIC's Portfolio Director Fixed and Variable Annuity Contracts. It is a guaranteed minimum withdrawal benefit that protects against market downturns and allows you to receive an income based on your Contract's highest anniversary value during the benefit's first 10 years, as more fully described below.

   IncomeLOCK automatically locks-in the highest Anniversary Value (the MAV) during the first 10 years after it is elected (each, a "Benefit Year") and guarantees annual withdrawals based on the MAV over the period that the Benefit is in effect. You may be able to extend the MAV Evaluation Period for an additional ten years as discussed below (an "Extension"). Additionally, you may take withdrawals over the lifetime of the owner as more fully described below.

   The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the Benefit immediately following the date the Endorsement is issued for your Contract (the "Endorsement Date"). See "Surrender of Account Value" for more information regarding the effects of withdrawals on the components of the Benefit and a description of the effect of RMDs on the Benefit. The table below is a summary of the IncomeLOCK feature and applicable components of the Benefit.

                                  Maximum
                                   Annual                     Maximum
                                 Withdrawal     Initial        Annual
                                 Percentage     Minimum      Withdrawal
                                   Prior      Withdrawal     Percentage
                                   to any   Period Prior to if Extension
        Time of First Withdrawal Extension   Any Extension   is Elected
        ------------------------ ---------- --------------- ------------
        Before 5th Benefit
          Year anniversary......      5%         20 Years         5%
        On or after 5th Benefit
          Year anniversary......      7       14.28 Years         7
        On or after 10th
          Benefit Year
          anniversary...........     10          10 Years         7
        On or after 20th
          Benefit Year
          anniversary...........     10          10 Years        10
        On or after the                       Life of the
          Contract owner's                       Contract
          65th birthday.........      5             owner*        5

--------
* Lifetime withdrawals are available so long as your withdrawals remain within the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will no longer be available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

Calculation of the value of each component of the Benefit

   First, we determine the Benefit Base. If IncomeLOCK is selected after Contract issue, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, if IncomeLOCK is selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK is selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.

   On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the

--------------------------------------------------------------------------------

current Anniversary Value is greater than both the current Benefit Base and any previous year's Anniversary Value. Other than reductions made for withdrawals (including excess withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the "Surrender of Account Value" section in this prospectus.

   Second, we consider the Maximum Anniversary Value (MAV) Evaluation Period, which begins on the Endorsement Date (the date that we issue the Benefit Endorsement to your Contract) and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

   Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.

   Fourth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that Benefit Anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

   Lastly, we determine the Minimum Withdrawal Period, which is the minimum period over which you may take withdrawals under this feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the Maximum Annual Withdrawal Amount. Please see the IncomeLOCK summary table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals. For effects of withdrawals on the Minimum Withdrawal Period, see the Minimum Withdrawal Period chart below in the "Surrender of Account Value" section of this prospectus.

Cancellation of IncomeLOCK

   IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.

Automatic Termination of IncomeLOCK

   The feature automatically terminates upon the occurrence of one of the following:

1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

2. Full or partial annuitization of the Contract; or

3. Full surrender of the Contract; or

4. A death benefit is paid, or

5. You elect to take a loan from the Contract; or

6. Your spousal Beneficiary elects to continue the Contract without IncomeLOCK.

   We also reserve the right to terminate the feature if Withdrawals in excess of the Maximum Annual Withdrawal amount in any Benefit Year reduce the Benefit Base by 50% or more.

   Lifetime withdrawals will not be available in the event of:

1. An ownership change which results in a change of the older owner;* or

2. Withdrawals prior to the 65th birthday of the owner; or

3. Death of the owner; or

4. A withdrawal in excess of the 5% Maximum Annual Withdrawal Amount.**
--------
* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** However, if an RMD withdrawal for this Contract exceeds the Maximum Annual
   Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the "Surrender of Account Value" section in this prospectus.

                     Transfers Between Investment Options
--------------------------------------------------------------------------------


   You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted on www.aigvalic.com. Your employer's plan may also limit your rights to transfer.

During the Purchase Period -- Policy Against Market Timing and Frequent
Transfers

VALIC has a policy to discourage excessive trading and market timing. Therefore, during the Purchase Period, you may make up to 15 transfers per calendar year between Account Options. These transfers may be submitted via the internet or by telephone. Multiple transfers between Account Options on the same day will be counted as a single transfer for purposes of applying this limitation. Transfers in excess of this limit may be required to be submitted in writing by regular U.S. mail and/or you may be restricted to one transfer every 30 days. Transfers resulting from your participation in the Guided Portfolio Services/SM/ Portfolio Manager Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.

   The Contracts and Account Options are not designed to accommodate short-term trading or "market timing" organizations or individuals engaged in trading strategies that include programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Mutual Fund. These trading strategies may be disruptive to the underlying Mutual Funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover, as well as raising recordkeeping and transaction costs. Further, excessive trading harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share. If we determine, in our sole discretion, that your transfer patterns among the Account Options reflect a potentially harmful strategy, we will require that transfers be submitted in writing by regular U.S. mail, to protect the other investors.

   Regardless of the number of transfers you have made, we will monitor and may restrict your transfer privileges, if it appears that you are engaging in a potentially harmful pattern of transfers. We will notify you in writing if you are restricted to mailing transfer requests to us via the U.S. mail service. Some of the factors we will consider when reviewing transfer activities include:

    .  the dollar amount of the transfer;

    .  the total assets of the Variable Account Option involved in the transfer;

    .  the number of transfers completed in the current calendar quarter; or

    . whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations.

   We intend to enforce these frequent trading policies uniformly for all Contract Owners and Participants. We make no assurances that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the Variable Account Options and dilution of long-term performance returns. Thus, your Account Value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

--------------------------------------------------------------------------------


The Fixed Account Options are subject to additional restrictions:

Fixed Account Option           Value        Frequency                      Other Restrictions
--------------------           -----        ---------                      ------------------

Fixed Account Plus:       Up to 20% per    At any time If you transfer assets from Fixed Account Plus to another
                          Participant Year             investment option, any assets transferred back into Fixed
                                                       Account Plus within 90 days may receive a different rate of interest than your new Purchase Payments.(1)

                          100%             At any time If Account Value is less than or equal to $500.

Short-Term Fixed Account: Up to 100%       At any time After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for
                                                       90 days.(2)

Multi-Year Option(3):     Up to 100%       At any time Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA
                                                       Band will require a minimum transfer amount, as described
                                                       in the Contract.(4)

--------
(1)Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2)VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3)The Multi-Year Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4)The minimum transfer amount may be changed from time to time by the Company.

Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

Communicating Transfer or Reallocation Instructions

Transfer instructions may be given by telephone, through the internet (AIG VALIC Online), using the self-service automated phone system (AIG VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using AIG VALIC Online or AIG VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial advisors or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Effective Date of Transfer

The effective date of a transfer will be:

    . The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated. Normally, this will be 4:00 p.m. Eastern time; otherwise,

    .  The next date values are calculated.

Transfers During the Payout Period

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract's investment options subject to the following limitations:

Payout Option                                       % of Account Value                    Frequency
-------------                                       ------------------                    ---------
Variable Payout:                                        Up to 100%                   Once every 365 days
Combination Fixed and Variable Payout: Up to 100% of money in variable option payout Once every 365 days
Fixed Payout:                                          Not permitted                         N/A

                               Fees and Charges
--------------------------------------------------------------------------------


   By investing in Portfolio Director, you may be subject to these fees and charges:

    .  Account Maintenance Charge

    .  Surrender Charge

    .  Premium Tax Charge

    .  Separate Account Charges

    .  Market Value Adjustment

    .  IncomeLOCK

    .  Other Tax Charges

   These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the "Fee Tables." In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.aigvalic.com.

Account Maintenance Charge

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed equally among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options.

Surrender Charge

   When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

   Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

Amount of Surrender Charge

   A surrender charge will be the lessor of:

    . Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

    .  Five percent (5%) of the amount withdrawn.

10% Free Withdrawal

   In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

   These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See "Federal Tax Matters" for more information.

Exceptions to Surrender Charge

   No surrender charge will be applied:

    .  To money applied to provide a Payout Option;

    .  To death benefits;

    . If no Purchase Payments have been received during the 60 months prior to the date of surrender;

    .  If your account has been in effect for 15 years or longer;

    . If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

    .  To "No Charge Systematic Withdrawals";

    . Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

    . If you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

--------------------------------------------------------------------------------


    . If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

   We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another AIG VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

Premium Tax Charge

   Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge.

Separate Account Charges

   The Separate Account charges for each Variable Investment Option are shown in the Fee Tables of this prospectus. The charges range from 0.65% to 1.15% during the Purchase Period and 0.75% to 1.25% during the Payout Period of the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.

   The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

  Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

    . The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.

    . The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

    . Other factors of which we are not presently aware that could reduce administrative costs.

   We review the following additional factors to determine whether we can reduce or waive account maintenance charges:

  . The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.

    . The administrative tasks performed by your employer for your retirement program.

   The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.

   We review the following additional factors to determine whether we can reduce or waive surrender charges:

    . The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.

    . The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.

    . The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

   We review the following additional factors to determine whether we can reduce or waive the Separate Account charges:

    .  The frequency of Purchase Payments for your retirement program.

    .  The size of your retirement program.

    .  The amount of your retirement program's periodic Purchase Payment.

    .  The method of remitting periodic Purchase Payments.

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   In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

   Additionally, under certain circumstances, and at VALIC's sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

  Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.375% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. We may also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund. We use these fees received to directly reduce the Separate Account Charges; thus, the net separate account charges are reflected in the Fee Tables. The Separate Account Charges are guaranteed and may not be increased for the life of the Contracts. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants.

Market Value Adjustment ("MVA")

   Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

IncomeLOCK

The annualized fee for IncomeLOCK is calculated as 0.65% of the Benefit Base for all years in which the feature is in effect. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.

Other Tax Charges

We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

                                 Payout Period
--------------------------------------------------------------------------------

   The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

Fixed Payout

   Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

    .  Type and duration of payout option chosen;

    .  Your age or your age and the age of your survivor (1);

    . Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);

    .  The portion of your Account Value being applied; and

    .  The payout rate being applied and the frequency of the payments.
--------
           (1)This applies only to joint and survivor payouts.

   If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Assumed Investment Rate

   An "Assumed Investment Rate" or "AIR" is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your
   Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

Variable Payout

   With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

   In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.

Combination Fixed and Variable Payout

   With a combination fixed and variable payout, you may choose:

    .  From your existing Variable Account Options (payments will vary); with a

    .  Fixed payout (payment is fixed and guaranteed).

Partial Annuitization

   A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

Payout Date

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

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   The following additional rules also apply when determining the payout date:

    . The earliest payout date for a nonqualified contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 75, and may not be later than age 75 without VALIC's consent.

    . The earliest payout date for all other qualified contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the contract is issued and the federal tax rules governing such contracts and plans.

    . Distributions from qualified contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

    . In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

    . Except in the case of nonqualified contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 701/2 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those contracts may not be postponed until after retirement.

    . All contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

    . The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

   For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs") or IRAs, see "Federal Tax Matters" in this prospectus and in the SAI.

Payout Options

   You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1. Life Only -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2. Life with Guaranteed Period -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3. Life with Cash or Unit Refund -- payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the Participant's Account as of the date we receive Proof of Death, less the Payout Payments.

4. Joint and Survivor Life -- payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

5. Payment for a Designated Period -- payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your beneficiary until the designated period is completed.

Payout Information

   Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

   Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

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

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   Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the Statement of Additional Information.

                          Surrender of Account Value
--------------------------------------------------------------------------------


When Surrenders Are Allowed

   You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

    .  allowed under federal and state law; and

    .  allowed under your employer's plan.

   For Purchase Payments that are contributions made under your employer's plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See "Surrender Restrictions" below.

   For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

   Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

Surrender Process

   If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

   We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

   We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

Amount That May Be Surrendered

   The amount that may be surrendered during the Purchase Period can be determined as follows:

                    Allowed  = (equals) Your Account Value(1)
                   Surrender                  - (minus)
                     Value                 Any Applicable
                                          Surrender Charge

--------
(1)Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

   There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

Surrender Restrictions

   Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account.

   Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

   Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

    .  death benefits; and

    .  certain small amounts approved by the State of Florida.

                                                                             33

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   Under the Louisiana Optional Retirement Plan retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA.

   Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

   You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

   The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

            The amount surrendered    /       Your Purchase Units
               from the Variable   (divided next computed after the
                 Account Option      by)      written request for
                   + (plus)                 surrender is received at
             Any surrender charge               our Home Office

   The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter.

Systematic Withdrawals

   You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract ("No Charge" systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

    .  Payments to be made to you; and

    .  Payment over a stated period of time, but not less than five years; and

    . Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

   We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a "No Charge" systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a "No Charge" systematic withdrawal may not be elected again. Systematic withdrawals that are not "No Charge" systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

Distributions Required by Federal Tax Law

   There will be no surrender charge on a minimum distribution required by federal tax law (known as "No Charge" Minimum Distribution), if the withdrawal:

    .  Is made payable to you; and

    . Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

   You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year that an amount has been withdrawn under the "No Charge" systematic withdrawal method. See "Federal Tax Matters" for more information about required distribution rules imposed by the Internal Revenue Service ("IRS").

IncomeLOCK

   The Maximum Annual Withdrawal Amount, Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

   If you elect to begin withdrawals prior to your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the Maximum Annual Withdrawal Amount is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the "IncomeLOCK" section above, based on when you made your first withdrawal and reduced by withdrawals already taken.

--------------------------------------------------------------------------------


The amount of any withdrawal which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:

1. No Withdrawals in addition to the RMD are taken in that same year;

2. Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

3. If the Endorsement Date is on or before the Required Beginning Date (RBD) of your RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2, or retire, if applicable; and

4. You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year's RMD amount.

   Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining Minimum Withdrawal Period.

   Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered excess withdrawals. We define excess withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the excess withdrawal; or (b) the relative size of the excess withdrawal in relation to the Account Value on the next Benefit Anniversary after the excess withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

   The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below. Additionally, several examples that show the effects of withdrawals have been included in an appendix to this prospectus.

   ACCOUNT VALUE: Any withdrawal reduces the Account Value by the amount of the withdrawal.

   BENEFIT BASE:  Withdrawals reduce the Benefit Base as follows:

1. All withdrawals up to the Maximum Annual Withdrawal Amount, and any withdrawals in excess of the Maximum Annual Withdrawal Amount which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;

2. Excess withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:

      (a) is the Benefit Base immediately prior to the excess withdrawal minus the amount of the excess withdrawal, or;

      (b) is the Benefit Base immediately prior to the excess withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the excess withdrawal is reduced by the amount of the excess withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT ("MAWA"): The MAWA will be adjusted as follows:

1. If there are no excess withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.

2. If there are excess withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new Minimum Withdrawal Period on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.

   MINIMUM WITHDRAWAL PERIOD: The Minimum Withdrawal Period ("MWP") is calculated as follows:

1. If there are no excess withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.

2. If there are excess withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an excess withdrawal will cancel that period and the new MWP will be determined by diving the new Benefit Base by the new MAWA.

  If your Account Value is Reduced to Zero

If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:

(1)In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the Benefit; or,

                                                                             35

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(2)If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.

  Extending the MAV Evaluation Period

   At the end of the MAV Evaluation Period, as long as the Benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See the "IncomeLOCK" section of this prospectus. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

                              Exchange Privilege
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact your financial advisor. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.

Restrictions on Exchange Privilege

We will impose certain general restrictions and rules on the exchange privileges.

  .   Partial exchanges are not permitted.

  . Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

    . This exchange privilege is only available for those other contracts listed below.

   Additionally, if you have your money in a fixed account of one of the other contracts listed below, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

   WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

Taxes and Conversion Costs

   We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

Surrender Charges

   We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

   For purposes of determining surrender charges, We often consider time in the contract. For SPQ-181 and SPQ-181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ-181 and SPQ-181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

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   For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

   If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider Purchase Payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

   The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

Exchange Offers for Contracts Other Than Portfolio Director

   The following other contracts may be exchanged.

    .  V-Plan Contracts (IFA-582 and GFA-582 Contracts)

    .  Compounder Contracts (C-1-75 and IFA-78 Contracts)

    .  Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

    .  Impact Contracts (UIT-981 Contracts)

    .  SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

    .  FSPA-75, FSPA-73-3, FSPA-779 Contracts

    .  SPQ-181, SPQ-181-1 Contracts

    .  CTA 978 Contract

    .  TFA-379 Contract

    .  SDA-578, SDA-773-T Contract

    .  IRA-579 Contracts

   Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

Comparison of Contracts

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to the other contract's most recently dated prospectus for a complete description of the contract terms and conditions.

Features of Portfolio Director

   In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

    .  Portfolio Director has more investment options from which to select.

    . Portfolio Director has several publicly available mutual funds as variable account options.

    . The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

    .  Portfolio Director has an Interest Guaranteed Death Benefit.

    . Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

    . Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

    . Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

                                Death Benefits
--------------------------------------------------------------------------------


The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

The Process

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be

--------------------------------------------------------------------------------

valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact a financial advisor at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.

Beneficiary Information

The Beneficiary may receive death benefits:

  .   In a lump sum;

  . In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option; or

  .   In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

  Spousal Beneficiaries

A spousal Beneficiary may receive death benefits as shown above; or

In the case of a qualified Contract,

  . may delay any distributions until the Annuitant would have reached age 70 1/2; or

  . may roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates;

In the case of a nonqualified Contract,

  .   may continue the Contract as Contract Owner.

  Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

  .   In full within 5 years after the year of the Annuitant's death; or

  . By payments beginning within 1 year after the year of the Annuitant's death under:

       1. A life annuity;

       2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

       3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

   If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.

   Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

Special Information for Individual Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the contingent owner, if any, or to the Beneficiary if there is no contingent owner or to the contract owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See "Federal Tax Matters."

During the Purchase Period

   Two types of benefits are available if death occurs during the Purchase
Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contracts, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.

   As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

Interest Guaranteed Death Benefit

   The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This Contract provision is not available in some states, including New York and Florida. This interest guarantee is sometimes referred to as one of the insurance features or benefits under the Contract. However, unlike insurance generally, this feature is directly related to the performance of the Variable Account Options that you select. Its purpose is to help guarantee that your Beneficiary(ies) will receive a minimum death benefit under the Contract.

   The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the

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Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

   The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:  Determine your Fixed Account Option Value by taking the greater of:

              Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments invested in Fixed Account
              Option
          -   (minus)
              Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2:  Determine your Variable Account Option Value by taking the greater of:

              Value of Variable Account Option on date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments invested in Variable
              Account Options
          -   (minus)
              Prior withdrawals (out of) or transfers (out of) the Variable Account Option
          +   (plus)
              Interest at an annual rate as specified in your Contract

Step 3:  Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

Standard Death Benefit

The standard death benefit is payable if death occurs on or after age 70, or at any age in New York and Florida, or any other state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

               Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC or
               100% of Purchase Payments (to Fixed and/or Variable
               Account Options)
           -   (minus)
               Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Death Benefit Endorsement -- The information below is applicable to you only if you received a Death Benefit Endorsement with your Contract or certificate.

   If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

           A. 100% of Purchase Payments
           -  (minus)
           B. Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
           +  (plus)
           C. Interest on the result of A minus B at the rate of up to 3% annually (see below).

Each "Gross Withdrawal" is calculated by multiplying the Account Value by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Account Value. The interest adjustment in C. above is added only if you are under age 70 at the time of death and if your Contract was not issued in New York or Florida. Please see the Death Benefit Endorsement for the interest rate to be applied.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser benefit is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

During the Payout Period

If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the "Payout Period" section of this prospectus.

  . If the life only option or joint and survivor life option was chosen, there will be no death benefit.

  . If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

       1. Receive the present value of any remaining payments in a lump sum; or

--------------------------------------------------------------------------------


       2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

       3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

IncomeLOCK

  Spousal Beneficiary

Upon the death of the Contract owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following "qualified" plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner's death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.

Non-Spousal Beneficiary

Upon the death of the Contract owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your non-spousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken.

                            Other Contract Features
--------------------------------------------------------------------------------


Changes That May Not Be Made

The following terms in the Contracts may not be changed once your account has been established:

  .   The Contract Owner (except for an individual nonqualified Contract);

  .   The Participant; and

    .  The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

Contingent Owner

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

Cancellation -- The 20 Day "Free Look"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 20 days after it is received. (A longer period will be allowed if required under state law.) The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the "free look" period. To cancel the Contract, the Contract Owner must send a written request for cancellation

--------------------------------------------------------------------------------

and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. The Contract will be void once we issue a refund.

We Reserve Certain Rights

   We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different Fund fees and expenses.

   We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

   We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

Relationship to Employer's Plan

   If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.

   Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $60 per loan (if permitted under state law) and to limit the number of outstanding loans.

                                 Voting Rights
--------------------------------------------------------------------------------

   As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

Who May Give Voting Instructions

During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

   Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

   The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

How Fund Shares Are Voted

   VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

   In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

                              Federal Tax Matters
--------------------------------------------------------------------------------

   The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation. The information below is not intended as tax advice to any individual.

Types of Plans

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

  . Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

    . Section 401(a), 403(a) and 401(k) qualified plans (including self-employed individuals);

    .  Section 408(b) traditional IRAs;

    .  Section 408A Roth IRAs;

    . Section 457 deferred compensation plans of governmental and tax-exempt employers;

    .  Section 408(k) SEPs and SARSEPs; and

    .  Section 408(p) SIMPLE retirement accounts.

   Contributions under one of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain Contracts may also be available for nondeductible section 408A Roth Individual Retirement Annuity ("Roth IRA") and 403(b) and 401(k) Roth Accounts pursuant to section 402A.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

   For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer- sponsored plans and IRAs, allowed for nondeductible Roth 403(b) and 401(k) accounts and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The EGTRRA provisions, which otherwise would have terminated on December 31, 2010, were made permanent by the Pension Protection Act of 2006 ("PPA").

   In addition, the Contracts are also available through "Nonqualified Contracts." Such nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts. The restriction on including publicly available funds results from a longstanding IRS position articulated in a 1981Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

Tax Consequences in General

   Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.

   Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by

--------------------------------------------------------------------------------

the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

   Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

   Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 591/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfather status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

   The PPA created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal tax-free.

   It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds. As noted previously, in 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

   In its ruling in 1981, the IRS had taken the position that, where Purchase Payments under a variable annuity Contract are invested in publicly available Mutual Funds, the Contract Owner should be treated as the owner of the Mutual Fund shares, and deferred tax treatment under the Contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

   It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

   Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Effect of Tax-Deferred Accumulations

The chart below compares the results from contributions made to:

  . A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

    . A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

    .  Taxable accounts such as savings accounts.

                                    [CHART]

              TAXABLE        NONQUALIFIED CONTRACT       TAX-DEFERRED
              ACCOUNT        TAX-DEFERRED ANNUITY          ANNUITY
            ----------       ---------------------       ------------
10 Years     $16,325               $ 18,128                $ 24,171
20 Years      45,560                 57,266                  76,355
30 Years      97,917                141,761                 189,015


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account");

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(2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as
"Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 8% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

   Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

   To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 6% under a taxable program. The 8% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

   By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              Paycheck Comparison

                                                Tax-Favored
                                                Retirement  Taxable
                                                  Program   Account
                                                ----------- -------
            Annual amount available for savings
              before federal taxes.............   $2,400    $2,400
            Current federal income tax due on
              Purchase Payments................        0    $ (600)
            Net retirement plan
              Purchase Payments................   $2,400    $1,800

   This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

                               Legal Proceedings
--------------------------------------------------------------------------------


   There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion and at this time, these matters are not material in relation to the financial position of the Company.

--------------------------------------------------------------------------------

principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including Depositor, Registrant and Principal Underwriter, received a temporary order from the SEC pursuant to
Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable annuity products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

   Additionally, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

   As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG has made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

   Subject to the receipt of permanent relief, Depositor, Registrant and Principal Underwriter believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable annuity products.

                             Financial Statements
--------------------------------------------------------------------------------


Financial statements of VALIC and the Separate Account and American Home (if applicable to you) are included in the SAI. For additional information about the Contracts, you may request a copy of the SAI. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at our Home Office, located at 2929 Allen Parkway, Houston, Texas, 77019 or call us at 1-800-448-2542 (press 1, then 3).

   Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington D.C. 20549-0506.

           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                                                 Page
                                                                 ----
           General Information..................................   3
           Federal Tax Matters..................................   3
              Economic Growth and Tax Relief Reconciliation Act
                of 2001.........................................   3
              Tax Consequences of Purchase Payments.............   4
              Tax Consequences of Distributions.................   6
              Special Tax Consequences -- Early Distribution....   7
              Special Tax Consequences -- Required
                Distributions...................................   9
              Tax Free Rollovers, Transfers and Exchanges.......  10
           Exchange Privilege...................................  11
              Exchanges From Independence Plus Contracts........  11
              Exchanges From V-Plan Contracts...................  12
              Exchanges From SA-1 and SA-2 Contracts............  13
              Exchanges From Impact Contracts...................  14
              Exchanges From Compounder Contracts...............  15
              Information That May Be Applicable To
                Any Exchange....................................  16

                                                                 Page
                                                                 ----
           Calculation of Surrender Charge......................  16
              Illustration of Surrender Charge on Total
                Surrender.......................................  17
              Illustration of Surrender Charge on a 10% Partial
                Surrender Followed by a Full Surrender..........  17
           Purchase Unit Value..................................  18
              Illustration of Calculation of Purchase Unit
                Value...........................................  18
              Illustration of Purchase of Purchase Units........  19
           Calculation of MVA Option............................  19
           Payout Payments......................................  19
              Assumed Investment Rate...........................  19
              Amount of Payout Payments.........................  20
              Payout Unit Value.................................  20
              Illustration of Calculation of Payout Unit Value..  21
              Illustration of Payout Payments...................  21
           Distribution of Variable Annuity Contracts...........  21
           Experts..............................................  21
           Comments on Financial Statements.....................  22

         Appendix to the Prospectus -- IncomeLOCK Withdrawal Examples
--------------------------------------------------------------------------------


   The following examples demonstrate the operation of the IncomeLOCK feature, given specific assumptions for each example:

Example 1

    . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

    .  You make no additional Purchase Payments

    .  You make no withdrawals before the 1st Benefit Anniversary

    .  On your 1st Benefit Anniversary, your Account Value is $105,000

   Your initial Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first Benefit Anniversary, your Benefit Base is equal to the greater of your current Benefit Base ($100,000), or your Account Value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first Benefit Anniversary is 5% of the Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000 divided by $5,250). Therefore, as of your 1st Benefit Anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.

Example 2

    . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

    .  You make no additional Purchase Payments

    .  You make no withdrawals before the 5th Benefit Anniversary

    . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

   On your 5th Benefit Anniversary, your Account Value is $120,000, and your Benefit Base is stepped-up to $120,000. If you were to start taking withdrawals after this anniversary date, your Maximum Annual Withdrawal Amount would be 7% of the Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000 divided by $8,400). Therefore, as of your 5th Benefit Anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.

   Example 3 -- The impact of withdrawals that are less than or equal to the Maximum Annual Withdrawal Amount

    . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

    .  You make no additional Purchase Payments

    .  You make no withdrawals before the 5th Benefit anniversary

    . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

   During your 6th Benefit Anniversary, after your 5th Benefit anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500) on your next Benefit Anniversary. Your new Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Benefit Base divided by your current Maximum Annual Withdrawal Amount ($115,500 divided by $8,400). Therefore, following this first withdrawal of $4,500, you may take annual withdrawals of up to $8,400 over the next 13 years, and $6,300 in the 14th (last) Benefit Year.

   Example 4 -- The impact of withdrawals that are in excess of the maximum annual withdrawal amount

    .  You elect IncomeLOCK and you invest a single Purchase Payment of $100,000

    .  You make no additional Purchase Payments

    .  You make no withdrawals before the 5th Benefit anniversary

--------------------------------------------------------------------------------


    . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

   Assume that during your 6th Benefit Year, after your 5th Benefit Anniversary, you make a withdrawal of $11,688 and your Account Value at your next Benefit Anniversary is $118,000. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an excess withdrawal. In this case, the amount of the excess withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. On your next Benefit Anniversary, we first process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the Account Value and the Benefit Base. Your Account Value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the Benefit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal ($106,312 divided by $109,600 = 97%), or $111,600 x 97%, which equals $108,252. Your Benefit Base is $108,252, which is the lesser of these two calculations. The Minimum Withdrawal Period following the excess withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the excess withdrawal is your Benefit Base divided by your Minimum Withdrawal Period ($108,252 divided by 13.28), which equals $8,151.51.

The Variable Annuity Life Insurance Company
Separate Account A
Units of Interest Under Group and Individual
Fixed and Variable Deferred Annuity Contracts
Portfolio Director(R) Plus, Portfolio Director 2, and Portfolio Director

For Series 1.60 to 12.60                                       November 1, 2007


Prospectus

The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), comprising group and individual fixed and variable deferred annuity contracts (the "Contracts") for Participants in certain employer-sponsored qualified retirement plans. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

--------------------------------------------------------------------------------

This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 1, 2007, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542 (press 1, then 3). The table of contents for the Statement of Additional Information is shown at the end of this prospectus. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

Investment in the Contracts is subject to risk that may cause the value of the Owner's investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options
--------------------------------------------------------------------------------

VALIC Company I Funds              VALIC Company II Funds              Public Funds
Asset Allocation Fund              Aggressive Growth Lifestyle Fund    AIG SunAmerica 2010 High Watermark Fund
Blue Chip Growth Fund              Capital Appreciation Fund           AIG SunAmerica 2015 High Watermark Fund
Broad Cap Value Income Fund        Conservative Growth Lifestyle Fund  AIG SunAmerica 2020 High Watermark Fund
Capital Conservation Fund          Core Bond Fund                      Ariel Appreciation Fund
Core Equity Fund                   High Yield Bond Fund                Ariel Fund
Core Value Fund                    International Small Cap Equity Fund Lou Holland Growth Fund
Foreign Value Fund                 Large Cap Value Fund                Vanguard Lifestrategy Conservative Growth Fund
Global Equity Fund                 Mid Cap Growth Fund                 Vanguard Lifestrategy Growth Fund
Global Strategy Fund               Mid Cap Value Fund                  Vanguard Lifestrategy Moderate Growth Fund
Government Securities Fund         Moderate Growth Lifestyle Fund      Vanguard Long-Term Investment-Grade Fund
Growth & Income Fund               Money Market II Fund                Vanguard Long-Term Treasury Fund
Health Sciences Fund               Small Cap Growth Fund               Vanguard Wellington Fund
Inflation Protected Fund           Small Cap Value Fund                Vanguard Windsor II Fund
International Equities Fund        Socially Responsible Fund
International Government Bond Fund Strategic Bond Fund
International Growth I Fund
Large Cap Core Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Strategic Growth Fund
Money Market I Fund
Nasdaq-100(R) Index Fund
Science & Technology Fund
Small Cap Aggressive Growth Fund
Small Cap Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small Cap Strategic Growth Fund
Social Awareness Fund
Stock Index Fund
VALIC Ultra Fund
Value Fund














Table of Contents
--------------------------------------------------------------------------------

                                                                 Page
                                                                 ----

Glossary of Terms...............................................   3

Fee Tables......................................................   5

Selected Purchase Unit Data.....................................   8

Highlights......................................................   8

General Information.............................................  11
   About the Contracts..........................................  11
   About VALIC..................................................  11
   American Home Assurance Company..............................  11
   About VALIC Separate Account A...............................  11
   Units of Interest............................................  12
   Distribution of the Contracts................................  12

Fixed and Variable Account Options..............................  12
   Fixed Account Options........................................  12
   Variable Account Options.....................................  13

Purchase Period.................................................  21
   Account Establishment........................................  21
   When Your Account Will Be Credited...........................  21
   Purchase Units...............................................  22
   Calculation of Value for Fixed Account Options...............  22
   Calculation of Value for Variable Account Options............  22
   Stopping Purchase Payments...................................  23
   IncomeLOCK...................................................  23

Transfers Between Investment Options............................  25
   During the Purchase Period -- Policy Against Market
     Timing and Frequent Transfers..............................  25
   Communicating Transfer or Reallocation Instructions..........  26
   Effective Date of Transfer...................................  26
   Transfers During the Payout Period...........................  26

Fees and Charges................................................  27
   Account Maintenance Charge...................................  27
   Surrender Charge.............................................  27
       Amount of Surrender Charge...............................  27
       10% Free Withdrawal......................................  27
       Exceptions to Surrender Charge...........................  27
   Premium Tax Charge...........................................  28
   Separate Account Charges.....................................  28
       Reduction or Waiver of Account Maintenance,
         Surrender, or Separate Account Charge..................  28
   Separate Account Expense Reimbursements or Credits...........  29
   Market Value Adjustment ("MVA")..............................  29
   IncomeLOCK...................................................  29
   Other Tax Charges............................................  29

Payout Period...................................................  30
   Fixed Payout.................................................  30
   Assumed Investment Rate......................................  30
   Variable Payout..............................................  30
   Combination Fixed and Variable Payout........................  30
   Partial Annuitization........................................  30
   Payout Date..................................................  30
   Payout Options...............................................  31
   Payout Information...........................................  31

                                                                 Page
                                                                 ----

           Surrender of Account Value...........................  32
              When Surrenders Are Allowed.......................  32
              Surrender Process.................................  32
              Amount That May Be Surrendered....................  32
              Surrender Restrictions............................  32
              Partial Surrenders................................  33
              Systematic Withdrawals............................  33
              Distributions Required by Federal Tax Law.........  33
              IncomeLOCK........................................  33

           Exchange Privilege...................................  35
              Restrictions on Exchange Privilege................  35
              Taxes and Conversion Costs........................  35
              Surrender Charges.................................  35
              Exchange Offers for Contracts Other Than
                Portfolio Director..............................  36
              Comparison of Contracts...........................  36
              Features of Portfolio Director....................  36

           Death Benefits.......................................  36
              The Process.......................................  36
              Beneficiary Information...........................  37
                  Spousal Beneficiaries.........................  37
                  Beneficiaries Other Than Spouses..............  37
              Special Information for Individual
                Nonqualified Contracts..........................  37
              During the Purchase Period........................  37
              Interest Guaranteed Death Benefit.................  37
              Standard Death Benefit............................  38
              During the Payout Period..........................  38
              IncomeLOCK........................................  39

           Other Contract Features..............................  39
              Changes That May Not Be Made......................  39
              Change of Beneficiary.............................  39
              Contingent Owner..................................  39
              Cancellation -- The 20 Day "Free Look"............  39
              We Reserve Certain Rights.........................  40
              Relationship to Employer's Plan...................  40

           Voting Rights........................................  40
              Who May Give Voting Instructions..................  40
              Determination of Fund Shares Attributable to
                Your Account....................................  40
                  During the Purchase Period....................  40
                  During the Payout Period or after a Death
                    Benefit Has Been Paid.......................  40
              How Fund Shares Are Voted.........................  40

           Federal Tax Matters..................................  41
              Types of Plans....................................  41
              Tax Consequences in General.......................  41
              Effect of Tax-Deferred Accumulations..............  42

           Legal Proceedings....................................  43

           Financial Statements.................................  44

           Table of Contents of Statement of
             Additional Information.............................  44

           Appendix to the Prospectus -- IncomeLOCK
             Withdrawal Examples................................  45

Glossary of Terms
--------------------------------------------------------------------------------


Unless otherwise specified in this prospectus, the words "we," "us," "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the Participant, or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

      Account Value -- the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

      Anniversary Value -- the Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments.

      Annuitant -- the individual (in most cases, you) to whom Payout Payments will be paid.

      Assumed Investment Rate --The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

      Beneficiary -- the individual designated to receive Payout Payments upon the death of the Annuitant.

      Benefit -- an optional guaranteed minimum withdrawal feature that is offered in this prospectus as "IncomeLOCK."

      Benefit Anniversary -- a Benefit Anniversary is the first day of each Benefit Year.

      Benefit Base -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. If you elect the Benefit after the Contract is issued, the Benefit Base is equal to the Account Value on the Endorsement Date.

      Benefit Year -- each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.

      Business Day -- any weekday that the New York Stock Exchange ("NYSE") is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time. On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

      Contract Owner -- the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

      Division -- the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

      Eligible Purchase Payments -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is an Eligible Purchase Payment. If IncomeLOCK is selected after Contract issue, then the Account Value at the time of election constitutes the Eligible Purchase Payment amount.

      Endorsement Date -- the date that we issue the Benefit endorsement to your Contract.

      Fixed Account Option -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.

      Guided Portfolio Services/SM/ or GPS -- a financial advice service offered by VALIC Financial Advisors, Inc., a registered investment adviser and Company subsidiary. A separate investment advisory fee and agreement is required for this service, if available under an employer's retirement plan.

      Home Office -- located at 2929 Allen Parkway, Houston, Texas 77019.

      Ineligible Purchase Payments -- if IncomeLOCK is selected at Contract issue, Ineligible Purchase Payments are those made more than two years later. If IncomeLOCK is selected after Contract issue, then any Purchase Payments we receive after your Endorsement Date are considered Ineligible Purchase Payments.

      IncomeLOCK -- an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero.

      Maximum Anniversary Value ("MAV") Evaluation Period -- the period beginning the date the Benefit Endorsement is issued and ends on the 10th Benefit Anniversary.

      Maximum Annual Withdrawal Amount -- the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.

      Minimum Withdrawal Period -- the minimum period over which you may take withdrawals under this feature, if withdrawals are not taken under the lifetime withdrawal option.

      Mutual Fund or Fund -- the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

--------------------------------------------------------------------------------


      Participant -- the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

      Participant Year -- a 12 month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

      Payout Payments -- annuity payments withdrawn in a steady stream during the Payout Period.

      Payout Period -- the time when you begin to withdraw your money in Payout Payments. This may also may be called the "Annuity Period."

      Payout Unit -- a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

      Proof of Death -- a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

      Purchase Payments -- an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

      Purchase Period -- the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the "Accumulation Period."

      Purchase Unit -- a unit of interest owned by you in your Variable Account Option.

      Systematic Withdrawals -- payments withdrawn on a regular basis during the Purchase Period.

      VALIC Separate Account A or Separate Account -- a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

      Variable Account Option -- investment options that correspond to Separate Account Divisions offered by the Contracts.

Fee Tables
--------------------------------------------------------------------------------

 The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

 Contract Owner/Participant Transaction Expenses

Maximum Surrender Charge (1)                                   5.00%
---------------------------------------------------------------------
Maximum Loan Application Fee (per loan)                         $60
---------------------------------------------------------------------
State Premium Taxes (as a percentage of the amount annuitized) 0-3.5%
---------------------------------------------------------------------

 (1) The maximum surrender charge is the lessor of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. Reductions in the surrender charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."

 The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

 Separate Account Charges


                                                                                                 $3.75
                                                                                                  per
Variable Account Option Maintenance Charge (1)                                                  quarter
--------------------------------------------------------------------------------------------------------
                                                                                                 Annual
                                                                                                Separate
Mortality and Expense Risk Separate Account Charges for each Variable Account Option (2)        Account
(as a percentage of assets invested):                                                           Fee (%)
--------------------------------------------------------------------------------------------------------
   VALIC Company I
--------------------------------------------------------------------------------------------------------
       Asset Allocation Fund                                                                      0.40
--------------------------------------------------------------------------------------------------------
       Blue Chip Growth Fund                                                                      0.40
--------------------------------------------------------------------------------------------------------
       Broad Cap Value Income Fund                                                                0.40
--------------------------------------------------------------------------------------------------------
       Capital Conservation Fund                                                                  0.40
--------------------------------------------------------------------------------------------------------
       Core Equity Fund                                                                           0.40
--------------------------------------------------------------------------------------------------------
       Core Value Fund                                                                            0.40
--------------------------------------------------------------------------------------------------------
       Foreign Value Fund                                                                         0.40
--------------------------------------------------------------------------------------------------------
       Global Equity Fund                                                                         0.40
--------------------------------------------------------------------------------------------------------
       Global Strategy Fund                                                                       0.40
--------------------------------------------------------------------------------------------------------
       Government Securities Fund                                                                 0.40
--------------------------------------------------------------------------------------------------------
       Growth & Income Fund                                                                       0.40
--------------------------------------------------------------------------------------------------------
       Health Sciences Fund                                                                       0.40
--------------------------------------------------------------------------------------------------------
       Inflation Protected Fund                                                                   0.40
--------------------------------------------------------------------------------------------------------
       International Equities Fund                                                                0.40
--------------------------------------------------------------------------------------------------------
       International Government Bond Fund                                                         0.40
--------------------------------------------------------------------------------------------------------
       International Growth I Fund                                                                0.40
--------------------------------------------------------------------------------------------------------
       Large Cap Core Fund                                                                        0.40
--------------------------------------------------------------------------------------------------------
       Large Capital Growth Fund                                                                  0.40
--------------------------------------------------------------------------------------------------------
       Mid Cap Index Fund                                                                         0.40
--------------------------------------------------------------------------------------------------------
       Mid Cap Strategic Growth Fund                                                              0.40
--------------------------------------------------------------------------------------------------------
       Money Market I Fund                                                                        0.40
--------------------------------------------------------------------------------------------------------
       Nasdaq-100(R) Index Fund                                                                   0.40
--------------------------------------------------------------------------------------------------------
       Science & Technology Fund                                                                  0.40
--------------------------------------------------------------------------------------------------------
       Small Cap Aggressive Growth Fund                                                           0.40
--------------------------------------------------------------------------------------------------------
       Small Cap Fund                                                                             0.40
--------------------------------------------------------------------------------------------------------
       Small Cap Index Fund                                                                       0.40
--------------------------------------------------------------------------------------------------------
       Small Cap Special Values Fund                                                              0.40
--------------------------------------------------------------------------------------------------------
       Small Cap Strategic Growth Fund                                                            0.40
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   VALIC Company I (continued)
----------------------------------------------------------------------------------
       Social Awareness Fund                                                  0.40
----------------------------------------------------------------------------------
       Stock Index Fund                                                       0.40
----------------------------------------------------------------------------------
       VALIC Ultra Fund                                                       0.40
----------------------------------------------------------------------------------
       Value Fund                                                             0.40
----------------------------------------------------------------------------------
   VALIC Company II
----------------------------------------------------------------------------------
       Aggressive Growth Lifestyle Fund                                       0.15
----------------------------------------------------------------------------------
       Capital Appreciation Fund                                              0.15
----------------------------------------------------------------------------------
       Conservative Growth Lifestyle Fund                                     0.15
----------------------------------------------------------------------------------
       Core Bond Fund                                                         0.15
----------------------------------------------------------------------------------
       High Yield Bond Fund                                                   0.15
----------------------------------------------------------------------------------
       International Small Cap Equity Fund                                    0.15
----------------------------------------------------------------------------------
       Large Cap Value Fund                                                   0.15
----------------------------------------------------------------------------------
       Mid Cap Growth Fund                                                    0.15
----------------------------------------------------------------------------------
       Mid Cap Value Fund                                                     0.15
----------------------------------------------------------------------------------
       Moderate Growth Lifestyle Fund                                         0.15
----------------------------------------------------------------------------------
       Money Market II Fund                                                   0.15
----------------------------------------------------------------------------------
       Small Cap Growth Fund                                                  0.15
----------------------------------------------------------------------------------
       Small Cap Value Fund                                                   0.15
----------------------------------------------------------------------------------
       Socially Responsible Fund                                              0.15
----------------------------------------------------------------------------------
       Strategic Bond Fund                                                    0.15
----------------------------------------------------------------------------------
   Public Funds
----------------------------------------------------------------------------------
       AIG SunAmerica 2010 High Watermark Fund, Class I                       0.65
----------------------------------------------------------------------------------
       AIG SunAmerica 2015 High Watermark Fund, Class I                       0.65
----------------------------------------------------------------------------------
       AIG SunAmerica 2020 High Watermark Fund, Class I                       0.65
----------------------------------------------------------------------------------
       Ariel Appreciation Fund                                                0.40
----------------------------------------------------------------------------------
       Ariel Fund                                                             0.40
----------------------------------------------------------------------------------
       Lou Holland Growth Fund                                                0.40
----------------------------------------------------------------------------------
       Vanguard Lifestrategy Conservative Growth Fund, Investor Shares        0.65
----------------------------------------------------------------------------------
       Vanguard Lifestrategy Growth Fund, Investor Shares                     0.65
----------------------------------------------------------------------------------
       Vanguard Lifestrategy Moderate Growth Fund, Investor Shares            0.65
----------------------------------------------------------------------------------
       Vanguard Long-Term Investment-Grade Fund, Investor Shares              0.40
----------------------------------------------------------------------------------
       Vanguard Long-Term Treasury Fund, Investor Shares                      0.40
----------------------------------------------------------------------------------
       Vanguard Wellington Fund, Investor Shares                              0.65
----------------------------------------------------------------------------------
       Vanguard Windsor II Fund, Investor Shares                              0.65
----------------------------------------------------------------------------------

 (1) Reductions in the account maintenance charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."
 (2) See "Purchase Unit Value" for a discussion of how the separate account charges impact the calculation of each Division's unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges."

--------------------------------------------------------------------------------


 Optional IncomeLOCK Fee


You may elect this optional living benefit feature as described below. The fee is calculated as a percentage of the Benefit Base. (1)



                     Fee Period Annualized Fee Percentage
                     ---------- -------------------------
                     All years  0.65% (deducted quarterly)



(1) IncomeLOCK is an optional guaranteed minimum withdrawal benefit. If you elect this Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. Otherwise, the Benefit Base is equal to the Account Value on the Endorsement Date. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit.


 The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.

Total Annual Mutual Fund Operating Expenses                                              Minimum Maximum
--------------------------------------------------------------------------------------------------------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                             0.25%  3.41%*
--------------------------------------------------------------------------------------------------------

--------
* This maximum expense amount of 3.41% shown above reflects the expenses of a new mutual fund, which are generally higher than those of established or mature funds. The actual expense incurred by fund shareholders has been reduced due to a contractual agreement with the Fund's Board of Directors that continues through September 30, 2007. The maximum Total Annual Mutual Fund Operating Expense (net of waivers or reimbursements) is 1.35%.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses. Each example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Your actual costs may be higher or lower than the examples below.

The first set of examples assumes the maximum fees and expenses, including the maximum separate account charge of 0.65%, investment in a Variable Account Option with the highest total expenses (3.41%), and election of the optional IncomeLOCK feature at 0.65%.

(1) If you surrender your Contract at the end of the applicable time period:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $926. $1,880  $2,840   $4,800

(2) If you annuitize your Contract (the IncomeLOCK feature terminates at annuitization):

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $474. $1,427  $2,384   $4,800

(3) If you do not surrender your Contract:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $474. $1,427  $2,384   $4,800

The second set of examples assumes the minimum fees and expenses, including the minimum separate account charge of 0.15%, investment in a Variable Account Option with the lowest total expenses (0.25%), and that the optional IncomeLOCK feature is not elected.

--------------------------------------------------------------------------------


(1) If you surrender your Contract at the end of the applicable time period:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $514   $637    $740     $542

(2) If you annuitize your Contract:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $44    $137    $240     $542

(3) If you do not surrender your Contract:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $44    $137    $240     $542

Note: These examples should not be considered representative of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

Selected Purchase Unit Data
--------------------------------------------------------------------------------

There were no historical Purchase Unit Values as of the date of this Prospectus since the series 1.60 through 12.60 contracts were not available as of December 31, 2006.


Highlights
--------------------------------------------------------------------------------

The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements: Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Internal Revenue Code of 1986, as amended ("Code") limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. For more information on Purchase Payments, refer to the "Purchase Period."

Right to Cancel: You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See "Other Contract Features."

Expenses: There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct insurance charges of up to 0.65% annually of the average daily value of your Contract allocated to the Variable Account Options. See the "Fee Tables" and "Fees and Charges."

IncomeLOCK: IncomeLOCK is an optional feature designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero (the "Benefit"). Thus, IncomeLOCK may offer protection of a sure stream of income in the event of a significant market downturn or if your Account Value declines due to unfavorable investment performance.

The feature design provides for an automatic lock-in of the Contract's highest anniversary value (the maximum anniversary value or "MAV") during the first ten years from the endorsement effective date (the "Evaluation Period"). This feature guarantees lifetime withdrawals of an income stream in the manner described below, without annuitizing the Contract. If you decide not to take withdrawals under this feature, or you surrender your Contract, you will not receive the benefits of IncomeLOCK. You could pay for this feature and not need to use it. Likewise, depending on your Contract's market performance, you may never need to rely on IncomeLOCK.

IncomeLOCK is not available if you have an outstanding loan under the Contract. If you elect to take a loan after the

--------------------------------------------------------------------------------

Endorsement Date and while IncomeLock is still in effect, we will automatically terminate the Benefit.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Participant Year without a surrender charge. Please see the "Fees and Charges" section of this prospectus.

Any withdrawals taken may be subject to a 10% IRS penalty tax if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our annuity service center. Withdrawals greater than the required minimum distributions ("RMD") determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of this feature. In addition, if you have a qualified contract, tax law and the terms of the plan may restrict withdrawal amounts. Please see the "Surrender of Account Value" and "Federal Tax Matters" sections of this prospectus.

IncomeLOCK may be elected any time, provided you are age 75 or younger on the date of election. Please note that this feature and/or its components may not be available in your state. Please check with your financial advisor for availability and any additional restrictions. IncomeLOCK might not be appropriate for use with contributory qualified plans (401(k), 403(b), 457) or IRAs (traditional or Roth IRAs and SEPs) if you plan to make ongoing contributions. This is because the Benefit applies only to purchase payments made within the first two contract years if the Benefit is selected at Contract issue, or to the Account Value on the Endorsement Date if the Benefit is selected after Contract issue. We reserve the right to modify, suspend or terminate IncomeLOCK in its entirety or any component at any time for Contracts that have not yet been issued.

Federal Tax Information: Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. For a more detailed discussion of these income tax provisions, see "Federal Tax Matters."

Surrender Charges: Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money: You may withdraw money from your Contract during the Purchase Period. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See "Surrender of Account Value" and "Federal Tax Matters."

Loans: Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans ("IRAs"), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

--------------------------------------------------------------------------------


Transfers: There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.

Transfers can be made by calling AIG VALIC's toll-free transfer service at 1-800-448-2542. For more information on account transfers, see "Transfers Between Investment Options."

Income Options: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See "Payout Period."

Death Benefits: Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The Death Benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Please note that the death benefit provisions may vary from state to state. See "Death Benefits."

Inquiries: If you have questions about your Contract, call your financial advisor or contact us at 1-800-448-2542.

 Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

General Information
--------------------------------------------------------------------------------

About the Contracts

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer's plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called "Purchase Payments." The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see "Purchase Period" and "Payout Period."

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, American General Corporation ("AGC"), a holding company and VALIC's indirect parent company, was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management.

American Home Assurance Company

The information below is applicable to you only if your Contract or Certificate was issued on or before December 31, 2006.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company's Contract owners can enforce the guarantee directly.

American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time ("Point of Termination"). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

About VALIC Separate Account A

When you direct money to the Contract's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call "Divisions." Sixty Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered

--------------------------------------------------------------------------------

with the SEC as a unit investment trust under The Investment Company Act of 1940 (the "1940 Act"). Units of interest in VALIC Separate Account A are registered as securities under The Securities Act of 1933, as amended (the "1933 Act").

VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG and AGC have no legal obligation to back these commitments.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution of the Contracts

The principal underwriter and distributor for VALIC Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the National Association of Securities Dealers, Inc., unless such broker-dealers are exempt from the broker-dealer registration requirements of The Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial advisors. For more information about the Distributor, see "Distribution of Variable Annuity Contracts" in the Statement of Additional Information.

VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC's general overhead and are not charged back to employers, group employee benefit plans or plan participants.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each first-year Purchase Payment. Agents will receive commissions of approximately 1.2% for level Purchase Payments in subsequent years and up to 7% on increases in the amount of Purchase Payments in the year of the increase. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the "Fees and Charges" section in this prospectus.

Fixed and Variable Account Options
--------------------------------------------------------------------------------


The Contracts offer a choice from among several Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer's plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned. The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns that are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

Fixed Account Options

Portfolio Director features up to three guaranteed fixed options. These options provide fixed-rate earnings and guarantee safety of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

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
         Fixed Account Options          Investment Objective
         ---------------------          --------------------
         Fixed Account Plus    Invests in the general account assets
                               of the Company. This account provides
                               fixed-return investment growth for the
                               long-term. It is credited with interest
                               at rates set by VALIC. The account is
                               guaranteed to earn at least a minimum
                               rate of interest as shown in your
                               Contract. Your money may be credited
                               with a different rate of interest
                               depending on the time period in which
                               it is accumulated. Purchase Payments
                               allocated to a fixed account option
                               will receive a current rate of
                               interest. There are limitations on
                               transfers out of this option. If you
                               transfer assets from Fixed Account Plus
                               to another investment option, any
                               assets transferred back into Fixed
                               Account Plus within 90 days will
                               receive a different rate of interest,
                               than that paid for new Purchase
                               Payments.

         Short-Term Fixed      Invests in the general account assets
           Account             of the Company. This account provides
                               fixed-return investment growth for the
                               short-term. It is credited with
                               interest at rates set by VALIC, which
                               may be lower than the rates credited to
                               Fixed Account Plus, above. The account
                               is guaranteed to earn at least a
                               minimum rate of interest as shown in
                               your Contract. Your money may be
                               credited with a different rate of
                               interest depending on the time period
                               in which it is accumulated.

         Multi-Year Enhanced   Invests in the general account assets
           Option ("Multi-Year of the Company. This account is a
           Option")            long-term investment option, providing
                               a guaranteed interest rate for a
                               guaranteed period (three, five, seven,
                               or ten years) ("MVA Term"). Please see
                               your Contract for minimum investment
                               amounts and other requirements and
                               restrictions. This option may not be
                               available in all employee plans or
                               states. All MVA Terms may not be
                               available. Please see your financial
                               advisor for information on the MVA
                               Terms that are currently offered.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. VALIC guarantees that all contributions received during a calendar month will receive that month's current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

Variable Account Options

The Contracts enable you to participate in Divisions that represent Variable Account Options, shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elect IncomeLOCK.

Several of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in the front of the prospectus as "Public Funds." If your Contract is a tax-deferred Nonqualified annuity that is not part of your employer's retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to Internal Revenue Code requirements concerning investor control. Therefore, the Nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans may invest only in VALIC Company I and II.

The Variable Account Options shown below include a brief description of each Fund, including its investment objective. We also show the investment adviser for each Fund, and investment sub-adviser, if applicable. Please see the separate Fund prospectuses for more detailed information on each Fund's management fees and total expenses, investment strategy and risks, as well as a history of any changes to a Fund's investment adviser or sub-adviser. You should read the prospectuses carefully before investing. Additional copies are available from AIG VALIC at 1-800-448-2542 (press 1, then 3) or online at www.aigvalic.com.

Please refer to your employer's retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts

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and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund's prospectus.

Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well balanced and diversified investment portfolio. As just one example, investing more than 20% of an investor's total retirement savings in any one company or industry may cause that individual's retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk. The United States Department of Labor provides many plan sponsors and participants with helpful information about the importance of diversification at: www.dol.gov/ebsa/investing.html.

AIG SunAmerica Asset Management Corp. and AIG Global Investment Corp. are each affiliated with the adviser, VALIC, due to common ownership. Please note that the Ariel Fund and Ariel Appreciation Fund are not available in any 457 plans, except by special arrangement.

    Variable Account Options                             Investment Objective
    ------------------------                             --------------------
AIG SunAmerica                   Each High Watermark Fund seeks to generate capital appreciation
2010 High Watermark Fund         to the extent consistent with preservation of capital investment gains in order to have a net asset value ("NAV") on its Protected
AIG SunAmerica                   Maturity Date at least equal to the Protected High Watermark
2015 High Watermark Fund         Value. Each High Watermark Fund seeks high total return as a secondary objective.
AIG SunAmerica
2020 High Watermark Fund         If you hold your Variable Investment Option Units until the
                                 Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
                                 Watermark Fund reaching this value, and any extraordinary
                                 expenses, and increased by appreciation in share value
                                 subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

                                 The Protected Maturity Date for each High Watermark Fund is:
                                 2010 High Watermark Fund            August 31, 2010
                                 2015 High Watermark Fund            August 31, 2015
                                 2020 High Watermark Fund            August 31, 2020

                                 If you may need access to your money at any point prior to the
                                 Protected Maturity Date, you should consider the appropriateness of investing in the High Watermark Funds. Investors who redeem before the Protected Maturity Date will receive the current
                                 Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the
                                 initial investment.

                                 An investment in the High Watermark Funds may not be appropriate for persons enrolled in Guided Portfolio Services/SM/, an investment advisory product offered by VALIC Financial Advisors, Inc.

Ariel Appreciation Fund -- a     Seeks long-term capital appreciation by investing primarily in the series of Ariel Investment Trust stocks of medium-sized companies with market capitalizations between $2.5 billion and $15 billion at the time of initial purchase.

Ariel Fund -- a series of Ariel  Seeks long-term capital appreciation by investing primarily in
Investment Trust                 the stocks of small companies with a market capitalization generally between $1 billion and $5 billion at the time of initial purchase.

                        Investment Objective                             Adviser and Sub-Adviser
                        --------------------                             -----------------------
Each High Watermark Fund seeks to generate capital appreciation       Adviser: Trajectory Asset
to the extent consistent with preservation of capital investment      Management LLC
gains in order to have a net asset value ("NAV") on its Protected
Maturity Date at least equal to the Protected High Watermark          (AIG SunAmerica Asset
Value. Each High Watermark Fund seeks high total return as a          Management Corp. is the daily
secondary objective.                                                  business manager.)

If you hold your Variable Investment Option Units until the Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
Watermark Fund reaching this value, and any extraordinary expenses, and increased by appreciation in share value subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

The Protected Maturity Date for each High Watermark Fund is:
2010 High Watermark Fund            August 31, 2010
2015 High Watermark Fund            August 31, 2015
2020 High Watermark Fund            August 31, 2020

If you may need access to your money at any point prior to the Protected Maturity Date, you should consider the appropriateness of investing in the High Watermark Funds. Investors who redeem before the Protected Maturity Date will receive the current
Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the initial investment.

An investment in the High Watermark Funds may not be appropriate for persons enrolled in Guided Portfolio Services/SM/, an investment advisory product offered by VALIC Financial Advisors, Inc.

Seeks long-term capital appreciation by investing primarily in the    Adviser: Ariel Capital
stocks of medium-sized companies with market capitalizations          Management, LLC
between $2.5 billion and $15 billion at the time of initial purchase.

Seeks long-term capital appreciation by investing primarily in        Adviser: Ariel Capital
the stocks of small companies with a market capitalization            Management, LLC
generally between $1 billion and $5 billion at the time of
initial purchase.

14

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
Variable Account Options                         Investment Objective                           Adviser and Sub-Adviser
------------------------                         --------------------                           -----------------------
Lou Holland Growth Fund  The fund primarily seeks long-term growth of capital. The receipt    Adviser: Holland Capital
                         of dividend income is a secondary consideration. The fund will       Management, L.P.
                         invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Vanguard LifeStrategy    Seeks to provide current income and low to moderate capital          The fund does not employ an
Conservative Growth Fund appreciation. This is a fund of funds, investing in other Vanguard   investment adviser. Instead,
                         mutual funds according to a fixed formula that typically results     the fund's Board of Trustees
                         in an allocation of about 40% of assets to bonds, 20% to short-      decides how to allocate the
                         term fixed income investments, and 40% to common stocks.             fund's assets among the
                         The fund's indirect bond holdings are a diversified mix of short-,   underlying funds.
                         intermediate- and long-term U.S. government, agency, and
                         investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Vanguard LifeStrategy    Seeks to provide capital appreciation and some current income.       The fund does not employ an
Growth Fund              This is a fund of funds, investing in other Vanguard mutual funds    investment adviser. Instead,
                         according to a fixed formula that typically results in an allocation the fund's Board of Trustees
                         of about 80% of assets to common stocks and 20% to bonds.            decides how to allocate the
                         The fund's indirect stock holdings consist substantially of large-   fund's assets among the
                         cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.      underlying funds.
                         stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S.
                         government, agency, and investment-grade corporate bonds,
                         as well as mortgage-backed and asset-backed securities.

Vanguard LifeStrategy    Seeks to provide capital appreciation and a low to moderate          The fund does not employ an
Moderate Growth Fund     level of current income. This is a fund of funds, investing in       investment adviser. Instead,
                         other Vanguard mutual funds according to a fixed formula that        the fund's Board of Trustees
                         typically results in an allocation of about 60% of assets to         decides how to allocate the
                         common stocks and 40% to bonds. The fund's indirect stock            fund's assets among the
                         holdings consist substantially of large-cap U.S. stocks and, to a    underlying funds.
                         lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
                         The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                         investment-grade corporate bonds, as well as mortgage-
                         backed securities.

Vanguard Long-Term       Seeks to provide a high and sustainable level of current income      Adviser: Wellington
Investment-Grade Fund    by investing in a variety of high quality and, to a lesser extent,   Management Company, LLP
                         medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.


Vanguard Long-Term       Seeks to provide a high and sustainable level of current income      Adviser: The Vanguard Group
Treasury Fund            by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

Vanguard Wellington Fund Seeks to provide long-term capital appreciation and reasonable       Adviser: Wellington
                         current income by investing in dividend-paying, and, to a lesser     Management Company, LLP
                         extent, non-dividend-paying common stocks of established
                         medium- and large-sized companies. In choosing these
                         companies, the Adviser seeks those that appear to be
                         undervalued but which have prospects to improve. The fund
                         also invests in investment grade corporate bonds, with some exposure to U.S. Treasury, government agency and
                         mortgage-backed securities.

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
 Variable Account Options                          Investment Objective                           Adviser and Sub-Adviser
 ------------------------                          --------------------                           -----------------------
Vanguard Windsor II Fund    Seeks to provide long-term capital appreciation and income. The    Advisers: Armstrong, Shaw
                            fund invests mainly in large- and mid-sized companies whose stocks Associates, Inc.; Barrow,
                            are considered by the fund's advisers to be undervalued.           Hanley, Mewhinney &
                                                                                               Strauss, Inc.; Equinox Capital
                                                                                               Management, LLC; Hotchkis
                                                                                               and Wiley Capital
                                                                                               Management, LLC; Tukman
                                                                                               Capital Management, Inc.; and
                                                                                               The Vanguard Group

VALIC Company I

Asset Allocation Fund       Seeks maximum aggregate rate of return over the long term          Adviser: VALIC
                            through controlled investment risk by adjusting its investment     Sub-Adviser: AIG Global
                            mix among stocks, long-term debt securities and short-term         Investment Corp.
                            money market securities.

Blue Chip Growth Fund       Seeks long-term capital growth by investing in the common          Adviser: VALIC
                            stocks of large and medium-sized blue chip growth companies.       Sub-Adviser: T. Rowe Price
                            Income is a secondary objective.                                   Associates, Inc.

Broad Cap Value Income Fund The fund seeks total return through capital appreciation with      Adviser: VALIC
                            income as a secondary objective. The fund invests primarily in     Sub-Adviser: Barrow, Hanley,
                            equity securities of U.S. large- and medium-capitalization         Mewhinney & Straus, Inc.
                            companies that are undervalued.

Capital Conservation Fund   Seeks the highest possible total return consistent with the        Adviser: VALIC
                            preservation of capital through current income and capital gains   Sub-Adviser: AIG Global
                            on investments in intermediate- and long-term debt instruments     Investment Corp.
                            and other income producing securities.

Core Equity Fund            Seeks to provide long-term growth of capital through investment    Adviser: VALIC
                            primarily in the equity securities of large-cap quality companies  Sub-Adviser: BlackRock
                            with long-term growth potential.                                   Financial Management, LLC

Core Value Fund             Seeks capital growth by investing in common stocks, though the     Adviser: VALIC
                            fund may invest in securities other than stocks. Current income    Sub-Adviser: American
                            is a secondary objective. Two investment strategies will be        Century Investment
                            utilized. Half of the assets will be managed by employing a        Management, Inc. and
                            quantitative income and growth investment strategy, while the      American Century Global
                            remainder of the assets will be managed using a portfolio          Investment Management, Inc.
                            optimization technique. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk. The sub-adviser also attempts to create a dividend yield for the fund that will be greater than that of the
                            S&P 500(R) Index.

Foreign Value Fund          Seeks long-term growth of capital by investing in equity           Adviser: VALIC
                            securities of companies located outside the U.S., including        Sub-Adviser: Templeton
                            emerging markets.                                                  Global Advisors Limited

Global Equity Fund          Seeks capital appreciation by investing primarily in mid-cap and   Adviser: VALIC
                            large-cap companies with market capitalizations in excess of       Sub-Adviser: Putnam
                            $1 billion, although it can invest in companies of any size.       Investment Management, LLC

Global Strategy Fund        Seeks high total return by investing in equity securities of       Adviser: VALIC
                            companies in any country, fixed income (debt) securities of        Sub-Adviser: Franklin
                            companies and governments of any country, and in money             Advisors, Inc. and Templeton
                            marker instruments.                                                Investment Counsel, LLC

16

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
 Variable Account Options                          Investment Objective                          Adviser and Sub-Adviser
 ------------------------                          --------------------                          -----------------------
Government Securities Fund  Seeks high current income and protection of capital through        Adviser: VALIC
                            investments in intermediate- and long-term U.S. government and     Sub-Adviser: AIG Global
                            government-sponsored debt securities.                              Investment Corp.

Growth & Income Fund        Seeks to provide long-term growth of capital and secondarily,      Adviser: VALIC
                            current income, through investment in common stocks and            Sub-Adviser: AIG SunAmerica
                            equity-related securities.                                         Asset Management Corp.

Health Sciences Fund        Seeks long-term capital growth through investments primarily in    Adviser: VALIC
                            the common stocks of companies engaged in the research,            Sub-Adviser: T. Rowe Price
                            development, production, or distribution of products or services   Associates, Inc.
                            related to health care, medicine, or the life sciences.

Inflation Protected Fund    Seeks maximum real return, consistent with appreciation of         Adviser: VALIC
                            capital and prudent investment engagement. The fund invests in     Sub-Adviser: AIG Global
                            inflation-indexed bonds of varying maturities issued by U.S. and   Investment Corp.
                            non-U.S. governments and corporations.

International Equities Fund Seeks to provide long-term growth of capital through               Adviser: VALIC
                            investments primarily in a diversified portfolio of equity and     Sub-Adviser: AIG Global
                            equity-related securities of foreign issuers that, as a group, the Investment Corp.
                            Sub-Adviser believes may provide investment results closely corresponding to the performance of the Morgan Stanley Capital
                            International, Europe, Australasia and the Far East Index.

International Government    Seeks high current income through investments primarily in         Adviser: VALIC
Bond Fund                   investment grade debt securities issued or guaranteed by foreign   Sub-Adviser: AIG Global
                            governments. This fund is classified as "non-diversified" because  Investment Corp.
                            it expects to concentrate in certain foreign government
                            securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

International Growth I Fund Seeks capital growth through investments primarily in equity       Adviser: VALIC
                            securities of issuers in developed foreign countries. The Sub-     Sub-Adviser: American
                            Adviser uses a growth strategy it developed to invest in stocks it Century Global Investment
                            believes will increase in value over time.                         Management, Inc., AIM
                                                                                               Capital Management, Inc. and
                                                                                               Massachusetts Financial
                                                                                               Services Company

Large Cap Core Fund         Seeks capital growth with the potential for current income by      Adviser: VALIC
                            investing in the common stocks of large-sized U.S. companies       Sub-Adviser: Evergreen
                            (i.e., companies whose market capitalization falls within the      Investment
                            range tracked in the Russell 1000(R)).                             Management Company

Large Capital Growth Fund   Seeks to provide long-term growth of capital by investing in       Adviser: VALIC
                            securities of large-cap companies.                                 Sub-Adviser: AIM Capital
                                                                                               Management, Inc. and AIG
                                                                                               SunAmerica Asset
                                                                                               Management Corp.

Mid Cap Index Fund          Seeks to provide growth of capital through investments primarily   Adviser: VALIC
                            in a diversified portfolio of common stocks that, as a group, are  Sub-Adviser: AIG Global
                            expected to provide investment results closely corresponding to    Investment Corp.
                            the performance of the S&P MidCap 400(R) Index.

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
  Variable Account Options                           Investment Objective                            Adviser and Sub-Adviser
  ------------------------                           --------------------                            -----------------------
Mid Cap Strategic Growth Fund Seeks long-term capital growth by investing primarily in growth-    Adviser: VALIC
(Formerly Mid Capital         oriented equity securities of U.S. mid-cap companies and, to a      Sub-Adviser: Morgan Stanley
Growth Fund)                  limited extent, foreign companies.                                  Investment Management, Inc.
                                                                                                  d/b/a Van Kampen and Brazos
                                                                                                  Capital Management, LP

Money Market I Fund           Seeks liquidity, protection of capital and current income through   Adviser: VALIC
                              investments in short-term money market instruments.                 Sub-Adviser: AIG SunAmerica
                                                                                                  Asset Management Corp.

Nasdaq-100(R) Index Fund      Seeks long-term capital growth through investments in the           Adviser: VALIC
                              stocks that are included in the Nasdaq-100 Index(R). The fund is a  Sub-Adviser: AIG Global
                              non-diversified fund, meaning that it can invest more than 5% of    Investment Corp.
                              its assets in the stock of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

Science & Technology Fund     Seeks long-term capital appreciation through investments            Adviser: VALIC
                              primarily in the common stocks of companies that are expected       Sub-Adviser: T. Rowe Price
                              to benefit from the development, advancement, and use of            Associates, Inc., RCM Capital
                              science and technology. Several industries are likely to be         Management LLC and
                              included, such as electronics, communications, e-commerce,          Wellington Management
                              information services, media, life sciences and health care,         Company, LLP
                              environmental services, chemicals and synthetic materials, defense and aerospace, nanotechnology, energy equipment and services and electronic manufacturing.

Small Cap Aggressive          Seeks capital growth by investing in equity securities of small     Adviser: VALIC
Growth Fund                   U.S. companies (i.e., companies whose market capitalization falls   Sub-Adviser: Wells Capital
                              within the Russell 2000(R) Index). The fund may engage in           Management Incorporated
                              frequent trading to achieve its investment goal.

Small Cap Fund                Seeks to provide long-term capital growth by investing primarily in Adviser: VALIC
                              the stocks of small companies, with market capitalizations at the   Sub-Adviser: American
                              time of purchase which fall 1) below range of companies in either   Century Investment
                              the current Russell 2000(R) or S&P SmallCap 600(R) Index, or 2)     Management, Inc., Franklin
                              below the three-year average maximum market cap of companies        Portfolio Associates, Inc.,
                              in the index as of December 31 of the three preceding years.        T. Rowe Price Associates, Inc.
                                                                                                  and Bridgeway Capital
                                                                                                  Management, Inc.

Small Cap Index Fund          Seeks to provide growth of capital through investment primarily     Adviser: VALIC
                              in a diversified portfolio of common stocks that, as a group, the   Sub-Adviser: AIG Global
                              Sub-Adviser believes may provide investment results closely         Investment Corp.
                              corresponding to the performance of the Russell 2000(R) Index.

Small Cap Special Values Fund Seeks to produce growth of capital by investing primarily in        Adviser: VALIC
                              common stocks of small U.S. companies.                              Sub-Adviser: Evergreen
                                                                                                  Investment Management
                                                                                                  Company and Putnam
                                                                                                  Investment Management, LLC

Small Cap Strategic           Seeks capital growth by investing primarily in common stocks        Adviser: VALIC
Growth Fund                   whose market capitalizations fall within the range tracked by the   Sub-Adviser: Evergreen
                              Russell 2000(R) Index, at the time of purchase.                     Investment
                                                                                                  Management Company

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
Variable Account Options                          Investment Objective                         Adviser and Sub-Adviser
------------------------                          --------------------                         -----------------------
Social Awareness Fund     Seeks to obtain growth of capital through investment, primarily      Adviser: VALIC
                          in common stocks, in companies which meet the social criteria        Sub-Adviser: AIG Global
                          established for the fund. The fund does not invest in companies      Investment Corp.
                          that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems;
                          the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the
                          production of products that significantly pollute the environment;
                          labor relations/labor disputes; or significant workplace violations.

Stock Index Fund          Seeks long-term capital growth through investment in common          Adviser: VALIC
                          stocks that, as a group, are expected to provide investment          Sub-Adviser: AIG Global
                          results closely corresponding to the performance of the              Investment Corp.
                          S&P 500(R) Index.

VALIC Ultra Fund          Seeks long-term capital growth by investing in larger-sized          Adviser: VALIC
                          companies it believes will increase in value over time.              Sub-Adviser: American
                                                                                               Century Investment
                                                                                               Management, Inc.

Value Fund                Seeks capital growth and current income through investments          Adviser: VALIC
                          primarily in common stocks of large U.S. companies, focusing         Sub-Adviser:
                          on value stocks that the Sub-Adviser believes are currently          OppenheimerFunds, Inc.
                          undervalued by the market.

VALIC Company II

Aggressive Growth         Seeks growth through investments in a combination of the             Adviser: VALIC
Lifestyle Fund            different funds offered in VALIC Company I and VALIC Company         Sub-Adviser: AIG Global
                          II. This fund of funds is suitable for investors seeking the         Investment Corp.
                          potential for capital growth that a fund investing predominately in equity securities may offer.

Capital Appreciation Fund Seeks long-term capital appreciation by investing primarily in a     Adviser: VALIC
                          broadly diversified portfolio of stocks and other equity securities  Sub-Adviser: Bridgeway
                          of U.S. companies.                                                   Capital Management, Inc.

Conservative Growth       Seeks current income and low to moderate growth of capital           Adviser: VALIC
Lifestyle Fund            through investments in a combination of the different funds          Sub-Adviser: AIG Global
                          offered in VALIC Company I and VALIC Company II. This fund of        Investment Corp.
                          funds is suitable for investors who invest in equity securities, but who are not willing to assume the market risks of either the
                          Aggressive Growth Lifestyle Fund or the Moderate Growth
                          Lifestyle Fund.

Core Bond Fund            Seeks the highest possible total return consistent with the          Adviser: VALIC
                          conservation of capital through investments in medium- to high-      Sub-Adviser: AIG Global
                          quality fixed income securities. These securities include            Investment Corp.
                          corporate debt securities of foreign or domestic companies, securities issued or guaranteed by the U.S. government,
                          mortgage-backed, or asset-backed securities.



High Yield Bond Fund      Seeks the highest possible total return and income consistent        Adviser: VALIC
                          with conservation of capital through investment in a diversified     Sub-Adviser: AIG Global
                          portfolio of high yielding, high risk fixed income securities. These Investment Corp.
                          securities include below-investment-grade junk bonds.

International Small Cap   Seeks to provide long-term capital appreciation through equity       Adviser: VALIC
Equity Fund               and equity-related securities of small cap companies throughout      Sub-Adviser: AIG Global
                          the world, excluding the U.S.                                        Investment Corp.

--------------------------------------------------------------------------------

   Variable Account Options                            Investment Objective                            Adviser and Sub-Adviser
   ------------------------                            --------------------                            -----------------------

Large Cap Value Fund           Seeks to provide total returns that exceed over time the Russell      Adviser: VALIC
                               1000(R) Value Index through investment in equity securities. The      Sub-Adviser: SSgA Funds
                               Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)     Management, Inc.
                               Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

Mid Cap Growth Fund            Seeks long-term capital appreciation principally through              Adviser: VALIC
                               investments in medium-capitalization equity securities, such as       Sub-Adviser: AIM Capital
                               common and preferred stocks and securities convertible into           Management, Inc.
                               common stocks. The Sub-Adviser defines mid-sized companies as companies that are included in the Russell Mid-Cap(R) Index.

Mid Cap Value Fund             Seeks capital growth, through investment in equity securities of      Adviser: VALIC
                               medium capitalization companies using a value-oriented                Sub-Adviser: FAF Advisors,
                               investment approach. Mid-capitalization companies include             Inc. and Wellington
                               companies with a market capitalization equaling or exceeding          Management Company, LLP
                               $500 million, but not exceeding the largest market capitalization of the Russell Mid-Cap(R) Index range.

Moderate Growth Lifestyle Fund Seeks growth and current income through investments in a              Adviser: VALIC
                               combination of the different funds offered in VALIC Company I and     Sub-Adviser: AIG Global
                               VALIC Company II. This fund of funds is suitable for investors who    Investment Corp.
                               invest in equity securities, but who are not willing to assume the market risks of the Aggressive Growth Lifestyle Fund.

Money Market II Fund           Seeks liquidity, protection of capital and current income through     Adviser: VALIC
                               investments in short-term money market instruments.                   Sub-Adviser: AIG SunAmerica
                                                                                                     Asset Management Corp.

Small Cap Growth Fund          Seeks to provide long-term capital growth through investments         Adviser: VALIC
                               primarily in the equity securities of small companies with market     Sub-Adviser: Franklin
                               caps at the time of purchase, equal to or less than the highest       Advisers, Inc.
                               market cap value in the Russell 2000(R) Growth Index.

Small Cap Value Fund           Seeks to provide maximum long-term return, consistent with            Adviser: VALIC
                               reasonable risk to principal, by investing primarily in securities of Sub-Adviser: JPMorgan
                               small-capitalization companies in terms of revenue and/or market      Investment Advisors, Inc.
                               capitalization. Small-cap companies are companies whose
                               market capitalization is equal to or less than the largest company in the Russell 2000(R) Index.

Socially Responsible Fund      Seeks to obtain growth of capital through investment, primarily       Adviser: VALIC
                               in equity securities, of companies which meet the social criteria     Sub-Adviser: AIG Global
                               established for the fund. The fund does not invest in companies       Investment Corp.
                               that are significantly engaged in the production of nuclear energy; the manufacture of weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the
                               production of products that significantly pollute the environment;
                               labor relations/labor disputes; or significant workplace violations.

Strategic Bond Fund            Seeks the highest possible total return and income consistent         Adviser: VALIC
                               with conservation of capital through investment in a diversified      Sub-Adviser: AIG Global
                               portfolio of income producing securities. The fund invests in a       Investment Corp.
                               broad range of fixed-income securities, including investment-
                               grade bonds, U.S. government and agency obligations,
                               mortgage-backed securities, and U.S., Canadian, and foreign high risk, high yield bonds.

A detailed description of the fees, investment objective, strategy, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.aigvalic.com.

Purchase Period
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

Account Establishment

You may establish an account through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts ("individual contracts").

The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000.00. Minimum initial and subsequent Purchase Payments are as follows:

                                       Initial Subsequent
                      Contract Type    Payment  Payment
                      -------------    ------- ----------
                      Periodic Payment $   30     $ 30
                      Single Payment.. $1,000      -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

When an initial Purchase Payment is accompanied by an application, within 2 Business Days we will:

  . Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected; or

  .   Reject the application and return the Purchase Payment; or

  . Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments. If we do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

Employer-Directed Account. If we have your name, address and SSN and we have an Employer-Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment option chosen by your employer. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

Starter Account. If we have your name, address and SSN, but we do not have an Employer-Directed Account Agreement with your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan or other investment option chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match,

--------------------------------------------------------------------------------

transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received by us or directly by our bank by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after 4:00 p.m. Eastern time will be credited the next Business Day.

Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

Purchase Units

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following the close of regular trading of the NYSE, normally 4:00 p.m. Eastern time. Note that the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Purchase Units may be shown as "Number of Shares" and the Purchase Unit Values may be shown as "Share Price" on some account statements. See "Purchase Unit Value" in the SAI for more information and an illustration of the calculation of the unit value.

Calculation of Value for Fixed Account Options

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company's general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "General Information" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

The value of your Fixed Account Option is calculated on a given Business Day as shown below:

              Value of Your Fixed Account Options*
          =   (equals)
              All Purchase Payments made to the Fixed Account Options
          +   (plus)
              Amounts transferred from Variable Account Options to the Fixed Account Options
          +   (plus)
              All interest earned
          -   (minus)
              Amounts transferred or withdrawn from Fixed Account
              Options (including applicable fees and charges)

--------
* This value may be subject to a market value adjustment under the Multi-Year Option.

Calculation of Value for Variable Account Options

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the "General Information, Variable Account Options" section in this prospectus and in each Mutual Fund's prospectus. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See "Fees and Charges." Your account will be credited with the applicable number of Purchase Units. If the Purchase Payment is in good order as described and is received by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day's Purchase Unit value. Purchase Payments in good order received after 4:00 p.m. Eastern time will be credited the next Business Day and will receive the next Business Day's Purchase Unit value. Because Purchase Unit values for each Mutual Fund change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

--------------------------------------------------------------------------------


Stopping Purchase Payments

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

IncomeLOCK

IncomeLOCK is a living benefit option available with VALIC's Portfolio Director Fixed and Variable Annuity Contracts. It is a guaranteed minimum withdrawal benefit that protects against market downturns and allows you to receive an income based on your Contract's highest anniversary value during the benefit's first 10 years, as more fully described below.

IncomeLOCK automatically locks-in the highest Anniversary Value (the MAV) during the first 10 years after it is elected (each, a "Benefit Year") and guarantees annual withdrawals based on the MAV over the period that the Benefit is in effect. You may be able to extend the MAV Evaluation Period for an additional ten years as discussed below (an "Extension"). Additionally, you may take withdrawals over the lifetime of the owner as more fully described below.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the Benefit immediately following the date the Endorsement is issued for your Contract (the "Endorsement Date"). See "Surrender of Account Value" for more information regarding the effects of withdrawals on the components of the Benefit and a description of the effect of RMDs on the Benefit. The table below is a summary of the IncomeLOCK feature and applicable components of the Benefit.

                                    Maximum                 Maximum
                                     Annual     Initial      Annual
                                   Withdrawal   Minimum    Withdrawal
                                   Percentage  Withdrawal  Percentage
                                     Prior    Period Prior     if
                                     to any      to Any    Extension
          Time of First Withdrawal Extension   Extension   is Elected
          ------------------------ ---------- ------------ ----------
          Before 5th Benefit Year
            anniversary...........      5%       20 Years       5%
          On or after 5th Benefit
            Year anniversary......      7     14.28 Years       7
          On or after 10th Benefit
            Year anniversary......     10        10 Years       7
          On or after 20th Benefit
            Year anniversary......     10        10 Years      10
          On or after the Contract            Life of the
            owner's 65th                         Contract
            birthday..............      5           owner*      5

--------
* Lifetime withdrawals are available so long as your withdrawals remain within the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will no longer be available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

Calculation of the value of each component of the Benefit

First, we determine the Benefit Base. If IncomeLOCK is selected after Contract issue, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, if IncomeLOCK is selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK is selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.

On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the

--------------------------------------------------------------------------------

current Anniversary Value is greater than both the current Benefit Base and any previous year's Anniversary Value. Other than reductions made for withdrawals (including excess withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the "Surrender of Account Value" section in this prospectus.

Second, we consider the Maximum Anniversary Value (MAV) Evaluation Period, which begins on the Endorsement Date (the date that we issue the Benefit Endorsement to your Contract) and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.

Fourth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that Benefit Anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

Lastly, we determine the Minimum Withdrawal Period, which is the minimum period over which you may take withdrawals under this feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the Maximum Annual Withdrawal Amount. Please see the IncomeLOCK summary table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals. For effects of withdrawals on the Minimum Withdrawal Period, see the Minimum Withdrawal Period chart below in the "Surrender of Account Value" section of this prospectus.

Cancellation of IncomeLOCK

IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.

Automatic Termination of IncomeLOCK

The feature automatically terminates upon the occurrence of one of the following:

1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

2. Full or partial annuitization of the Contract; or

3. Full surrender of the Contract; or

4. A death benefit is paid, or

5. You elect to take a loan from the Contract; or

6. Your spousal Beneficiary elects to continue the Contract without IncomeLOCK.

We also reserve the right to terminate the feature if Withdrawals in excess of the Maximum Annual Withdrawal amount in any Benefit Year reduce the Benefit Base by 50% or more.

Lifetime withdrawals will not be available in the event of:

1. An ownership change which results in a change of the older owner;* or

2. Withdrawals prior to the 65th birthday of the owner; or

3. Death of the owner; or

4. A withdrawal in excess of the 5% Maximum Annual Withdrawal Amount.**
--------
* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** However, if an RMD withdrawal for this Contract exceeds the Maximum Annual
   Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the "Surrender of Account Value" section in this prospectus.

Transfers Between Investment Options
--------------------------------------------------------------------------------


You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted on www.aigvalic.com. Your employer's plan may also limit your rights to transfer.

During the Purchase Period -- Policy Against Market Timing and Frequent
Transfers

VALIC has a policy to discourage excessive trading and market timing. Therefore, during the Purchase Period, you may make up to 15 transfers per calendar year between Account Options. These transfers may be submitted via the internet or by telephone. Multiple transfers between Account Options on the same day will be counted as a single transfer for purposes of applying this limitation. Transfers in excess of this limit may be required to be submitted in writing by regular U.S. mail and/or you may be restricted to one transfer every 30 days. Transfers resulting from your participation in the Guided Portfolio Services/SM/ Portfolio Manager Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.

The Contracts and Account Options are not designed to accommodate short-term trading or "market timing" organizations or individuals engaged in trading strategies that include programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Mutual Fund. These trading strategies may be disruptive to the underlying Mutual Funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover, as well as raising recordkeeping and transaction costs. Further, excessive trading harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share. If we determine, in our sole discretion, that your transfer patterns among the Account Options reflect a potentially harmful strategy, we will require that transfers be submitted in writing by regular U.S. mail, to protect the other investors.

Regardless of the number of transfers you have made, we will monitor and may restrict your transfer privileges, if it appears that you are engaging in a potentially harmful pattern of transfers. We will notify you in writing if you are restricted to mailing transfer requests to us via the U.S. mail service. Some of the factors we will consider when reviewing transfer activities include:

  .   the dollar amount of the transfer;

  .   the total assets of the Variable Account Option involved in the transfer;

  .   the number of transfers completed in the current calendar quarter; or

  . whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations.

We intend to enforce these frequent trading policies uniformly for all Contract Owners and Participants. We make no assurances that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the Variable Account Options and dilution of long-term performance returns. Thus, your Account Value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

--------------------------------------------------------------------------------


The Fixed Account Options are subject to additional restrictions:

Fixed Account Option           Value        Frequency                      Other Restrictions
--------------------           -----        ---------                      ------------------

Fixed Account Plus:       Up to 20% per    At any time If you transfer assets from Fixed Account Plus to another
                          Participant Year             investment option, any assets transferred back into Fixed
                                                       Account Plus within 90 days may receive a different rate of interest than your new Purchase Payments.(1)

                          100%             At any time If Account Value is less than or equal to $500.

Short-Term Fixed Account: Up to 100%       At any time After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for
                                                       90 days.(2)

Multi-Year Option(3):     Up to 100%       At any time Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA
                                                       Band will require a minimum transfer amount, as described
                                                       in the Contract.(4)

--------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The Multi-Year Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company.

Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

Communicating Transfer or Reallocation Instructions

Transfer instructions may be given by telephone, through the internet (AIG VALIC Online), using the self-service automated phone system (AIG VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using AIG VALIC Online or AIG VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial advisors or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Effective Date of Transfer

The effective date of a transfer will be:

  . The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated. Normally, this will be 4:00 p.m. Eastern time; otherwise,

  .   The next date values are calculated.

Transfers During the Payout Period

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract's investment options subject to the following limitations:

Payout Option                                       % of Account Value                    Frequency
-------------                                       ------------------                    ---------
Variable Payout:                                        Up to 100%                   Once every 365 days
Combination Fixed and Variable Payout: Up to 100% of money in variable option payout Once every 365 days
Fixed Payout:                                          Not permitted                         N/A

Fees and Charges
--------------------------------------------------------------------------------


By investing in Portfolio Director, you may be subject to these fees and charges:

  .   Account Maintenance Charge

  .   Surrender Charge

  .   Premium Tax Charge

  .   Separate Account Charges

  .   Market Value Adjustment

  .   IncomeLOCK

  .   Other Tax Charges

These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the "Fee Tables." In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.aigvalic.com.

Account Maintenance Charge

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed equally among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

Amount of Surrender Charge

A surrender charge will be the lessor of:

  . Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

  .   Five percent (5%) of the amount withdrawn.

10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See "Federal Tax Matters" for more information.

Exceptions to Surrender Charge

No surrender charge will be applied:

  .   To money applied to provide a Payout Option;

  .   To death benefits;

  . If no Purchase Payments have been received during the 60 months prior to the date of surrender;

  .   If your account has been in effect for 15 years or longer;

  . If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

  .   To "No Charge Systematic Withdrawals";

  . Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

  . If you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

--------------------------------------------------------------------------------


  . If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another AIG VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

Premium Tax Charge

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge.

Separate Account Charges

The Separate Account charges for each Variable Investment Option are shown in the Fee Tables of this prospectus. The charges range from 0.15% to 0.65% during the Purchase Period and 0.75% to 1.25% during the Payout Period of the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.

The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Reduction or Waiver of Account Maintenance, Surrender, or Separate Account
Charges

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  . The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.

  . The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

  . Other factors of which we are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance charges:

  . The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.

  . The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  . The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.

  . The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.

  . The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the Separate Account charges:

  .   The frequency of Purchase Payments for your retirement program.

  .   The size of your retirement program.

  .   The amount of your retirement program's periodic Purchase Payment.

  .   The method of remitting periodic Purchase Payments.

--------------------------------------------------------------------------------


In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

Additionally, under certain circumstances, and at VALIC's sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.375% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. We may also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund. We use these fees received to directly reduce the Separate Account Charges; thus, the net separate account charges are reflected in the Fee Tables. The Separate Account Charges are guaranteed and may not be increased for the life of the Contracts. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants.

Market Value Adjustment ("MVA")

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

IncomeLOCK

The annualized fee for IncomeLOCK is calculated as 0.65% of the Benefit Base for all years in which the feature is in effect. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.

Other Tax Charges

We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Payout Period
--------------------------------------------------------------------------------

The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

Fixed Payout

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

  .   Type and duration of payout option chosen;

  .   Your age or your age and the age of your survivor (1);

  . Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);

  .   The portion of your Account Value being applied; and

  .   The payout rate being applied and the frequency of the payments.
--------
   (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Assumed Investment Rate

An "Assumed Investment Rate" or "AIR" is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

Variable Payout

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.

Combination Fixed and Variable Payout

With a combination fixed and variable payout, you may choose:

  .   From your existing Variable Account Options (payments will vary); with a

  .   Fixed payout (payment is fixed and guaranteed).

Partial Annuitization

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

Payout Date

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

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The following additional rules also apply when determining the payout date:

  . The earliest payout date for a nonqualified contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 75, and may not be later than age 75 without VALIC's consent.

  . The earliest payout date for all other qualified contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the contract is issued and the federal tax rules governing such contracts and plans.

  . Distributions from qualified contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

  . In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

  . Except in the case of nonqualified contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 701/2 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those contracts may not be postponed until after retirement.

  . All contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

  . The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs") or IRAs, see "Federal Tax Matters" in this prospectus and in the SAI.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1. Life Only -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2. Life with Guaranteed Period -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3. Life with Cash or Unit Refund -- payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the Participant's Account as of the date we receive Proof of Death, less the Payout Payments.

4. Joint and Survivor Life -- payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

5. Payment for a Designated Period -- payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your beneficiary until the designated period is completed.

Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

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Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the Statement of Additional Information.

Surrender of Account Value
--------------------------------------------------------------------------------


When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  .   allowed under federal and state law; and

  .   allowed under your employer's plan.

For Purchase Payments that are contributions made under your employer's plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See "Surrender Restrictions" below.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

Amount That May Be Surrendered

The amount that may be surrendered during the Purchase Period can be determined as follows:

                    Allowed  = (equals) Your Account Value(1)
                   Surrender                  - (minus)
                     Value                 Any Applicable
                                          Surrender Charge

--------
(1) Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

Surrender Restrictions

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age
59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  .   death benefits; and

  .   certain small amounts approved by the State of Florida.

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Under the Louisiana Optional Retirement Plan retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

            The amount surrendered    /       Your Purchase Units
               from the Variable   (divided next computed after the
                 Account Option      by)      written request for
                   + (plus)                 surrender is received at
             Any surrender charge               our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter.

Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract ("No Charge" systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

  .   Payments to be made to you; and

  .   Payment over a stated period of time, but not less than five years; and

  . Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a "No Charge" systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a "No Charge" systematic withdrawal may not be elected again. Systematic withdrawals that are not "No Charge" systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

Distributions Required by Federal Tax Law

There will be no surrender charge on a minimum distribution required by federal tax law (known as "No Charge" Minimum Distribution), if the withdrawal:

  .   Is made payable to you; and

  . Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year that an amount has been withdrawn under the "No Charge" systematic withdrawal method. See "Federal Tax Matters" for more information about required distribution rules imposed by the Internal Revenue Service ("IRS").

IncomeLOCK

The Maximum Annual Withdrawal Amount, Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the Maximum Annual Withdrawal Amount is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the "IncomeLOCK" section above, based on when you made your first withdrawal and reduced by withdrawals already taken.

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The amount of any withdrawal which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:

1. No Withdrawals in addition to the RMD are taken in that same year;

2. Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

3. If the Endorsement Date is on or before the Required Beginning Date (RBD) of your RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2, or retire, if applicable; and

4. You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year's RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining Minimum Withdrawal Period.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered excess withdrawals. We define excess withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the excess withdrawal; or (b) the relative size of the excess withdrawal in relation to the Account Value on the next Benefit Anniversary after the excess withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below. Additionally, several examples that show the effects of withdrawals have been included in an appendix to this prospectus.

ACCOUNT VALUE: Any withdrawal reduces the Account Value by the amount of the withdrawal.

BENEFIT BASE:  Withdrawals reduce the Benefit Base as follows:

1. All withdrawals up to the Maximum Annual Withdrawal Amount, and any withdrawals in excess of the Maximum Annual Withdrawal Amount which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;

2. Excess withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:

      (a) is the Benefit Base immediately prior to the excess withdrawal minus the amount of the excess withdrawal, or;

      (b) is the Benefit Base immediately prior to the excess withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the excess withdrawal is reduced by the amount of the excess withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT ("MAWA"): The MAWA will be adjusted as follows:

1. If there are no excess withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.

2. If there are excess withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new Minimum Withdrawal Period on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.

MINIMUM WITHDRAWAL PERIOD: The Minimum Withdrawal Period ("MWP") is calculated as follows:

1. If there are no excess withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.

2. If there are excess withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an excess withdrawal will cancel that period and the new MWP will be determined by diving the new Benefit Base by the new MAWA.

If your Account Value is Reduced to Zero

If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:

(1) In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the Benefit; or,

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(2) If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.

Extending the MAV Evaluation Period

At the end of the MAV Evaluation Period, as long as the Benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See the "IncomeLOCK" section of this prospectus. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

Exchange Privilege
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact your financial advisor. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.

Restrictions on Exchange Privilege

We will impose certain general restrictions and rules on the exchange privileges.

  .   Partial exchanges are not permitted.

  . Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  . This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the other contracts listed below, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

Taxes and Conversion Costs

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

Surrender Charges

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, We often consider time in the contract. For SPQ-181 and SPQ-181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ-181 and SPQ-181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

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For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider Purchase Payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

Exchange Offers for Contracts Other Than Portfolio Director

The following other contracts may be exchanged.

  .   V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  .   Compounder Contracts (C-1-75 and IFA-78 Contracts)

  .   Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  .   Impact Contracts (UIT-981 Contracts)

  .   SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  .   FSPA-75, FSPA-73-3, FSPA-779 Contracts

  .   SPQ-181, SPQ-181-1 Contracts

  .   CTA 978 Contract

  .   TFA-379 Contract

  .   SDA-578, SDA-773-T Contract

  .   IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

Comparison of Contracts

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to the other contract's most recently dated prospectus for a complete description of the contract terms and conditions.

Features of Portfolio Director

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  .   Portfolio Director has more investment options from which to select.

  . Portfolio Director has several publicly available mutual funds as variable account options.

  . The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  .   Portfolio Director has an Interest Guaranteed Death Benefit.

  . Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  . Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  . Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

Death Benefits
--------------------------------------------------------------------------------


The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

The Process

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be

36

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valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact a financial advisor at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.

Beneficiary Information

The Beneficiary may receive death benefits:

  .   In a lump sum;

  . In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option; or

  .   In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Spousal Beneficiaries

A spousal Beneficiary may receive death benefits as shown above; or

In the case of a qualified Contract,

  . may delay any distributions until the Annuitant would have reached age 70 1/2; or

  . may roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates;

In the case of a nonqualified Contract,

  .   may continue the Contract as Contract Owner.

Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

  .   In full within 5 years after the year of the Annuitant's death; or

  . By payments beginning within 1 year after the year of the Annuitant's death under:

       1. A life annuity;

       2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

       3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

Special Information for Individual Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the contingent owner, if any, or to the Beneficiary if there is no contingent owner or to the contract owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See "Federal Tax Matters."

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contracts, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.

As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

Interest Guaranteed Death Benefit

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This Contract provision is not available in some states, including New York and Florida. This interest guarantee is sometimes referred to as one of the insurance features or benefits under the Contract. However, unlike insurance generally, this feature is directly related to the performance of the Variable Account Options that you select. Its purpose is to help guarantee that your Beneficiary(ies) will receive a minimum death benefit under the Contract.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the

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Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:  Determine your Fixed Account Option Value by taking the greater of:

              Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments invested in Fixed Account
              Option
          -   (minus)
              Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2:  Determine your Variable Account Option Value by taking the greater of:

           Value of Variable Account Option on date all paperwork is complete and in a form acceptable to VALIC or
           100% of Purchase Payments invested in Variable
           Account Options
       -   (minus)
           Prior withdrawals (out of) or transfers (out of) the Variable
           Account Option
       +   (plus)
           Interest at an annual rate as specified in your Contract

Step 3:  Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

Standard Death Benefit

The standard death benefit is payable if death occurs on or after age 70, or at any age in New York and Florida, or any other state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

              Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments (to Fixed and/or Variable
              Account Options)
          -   (minus)
              Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Death Benefit Endorsement -- The information below is applicable to you only if you received a Death Benefit Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

           A. 100% of Purchase Payments
           -  (minus)
           B. Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
           +  (plus)
           C. Interest on the result of A minus B at the rate of up to 3% annually (see below).

Each "Gross Withdrawal" is calculated by multiplying the Account Value by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Account Value. The interest adjustment in C. above is added only if you are under age 70 at the time of death and if your Contract was not issued in New York or Florida. Please see the Death Benefit Endorsement for the interest rate to be applied.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser benefit is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

During the Payout Period

If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the "Payout Period" section of this prospectus.

  . If the life only option or joint and survivor life option was chosen, there will be no death benefit.

  . If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

       1. Receive the present value of any remaining payments in a lump sum; or

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       2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

       3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

IncomeLOCK

Spousal Beneficiary

Upon the death of the Contract owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following "qualified" plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner's death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.

Non-Spousal Beneficiary

Upon the death of the Contract owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your non-spousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken.

Other Contract Features
--------------------------------------------------------------------------------


Changes That May Not Be Made

The following terms in the Contracts may not be changed once your account has been established:

  .   The Contract Owner (except for an individual nonqualified Contract);

  .   The Participant; and

  .   The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

Contingent Owner

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

Cancellation -- The 20 Day "Free Look"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 20 days after it is received. (A longer period will be allowed if required under state law.) The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the "free look" period. To cancel the Contract, the Contract Owner must send a written request for cancellation

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and return the Contract to us at our Home Office before the end of the "Free
Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. The Contract will be void once we issue a refund.

We Reserve Certain Rights

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different Fund fees and expenses.

We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

Relationship to Employer's Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $60 per loan (if permitted under state law) and to limit the number of outstanding loans.

Voting Rights
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

Who May Give Voting Instructions

During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

How Fund Shares Are Voted

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

Federal Tax Matters
--------------------------------------------------------------------------------

The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation. The information below is not intended as tax advice to any individual.

Types of Plans

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

  . Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

  . Section 401(a), 403(a) and 401(k) qualified plans (including self-employed individuals);

  .   Section 408(b) traditional IRAs;

  .   Section 408A Roth IRAs;

  . Section 457 deferred compensation plans of governmental and tax-exempt employers;

  .   Section 408(k) SEPs and SARSEPs; and

  .   Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain Contracts may also be available for nondeductible section 408A Roth Individual Retirement Annuity ("Roth IRA") and 403(b) and 401(k) Roth Accounts pursuant to section 402A.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer- sponsored plans and IRAs, allowed for nondeductible Roth 403(b) and 401(k) accounts and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The EGTRRA provisions, which otherwise would have terminated on December 31, 2010, were made permanent by the Pension Protection Act of 2006 ("PPA").

In addition, the Contracts are also available through "Nonqualified Contracts." Such nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts. The restriction on including publicly available funds results from a longstanding IRS position articulated in a 1981Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by

--------------------------------------------------------------------------------

the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 591/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfather status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

The PPA created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal tax-free.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds. As noted previously, in 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where Purchase Payments under a variable annuity Contract are invested in publicly available Mutual Funds, the Contract Owner should be treated as the owner of the Mutual Fund shares, and deferred tax treatment under the Contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Effect of Tax-Deferred Accumulations

The chart below compares the results from contributions made to:

  . A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

  . A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

  .   Taxable accounts such as savings accounts.

                                    [CHART]

              TAXABLE        NONQUALIFIED CONTRACT       TAX-DEFERRED
              ACCOUNT        TAX-DEFERRED ANNUITY          ANNUITY
            ----------       ---------------------       ------------
10 Years     $16,325               $ 18,128                $ 24,171
20 Years      45,560                 57,266                  76,355
30 Years      97,917                141,761                 189,015


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account");

--------------------------------------------------------------------------------

(2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 8% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 6% under a taxable program. The 8% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              Paycheck Comparison

                                                Tax-Favored
                                                Retirement  Taxable
                                                  Program   Account
                                                ----------- -------
            Annual amount available for savings
              before federal taxes.............   $2,400    $2,400
            Current federal income tax due on
              Purchase Payments................        0    $ (600)
            Net retirement plan
              Purchase Payments................   $2,400    $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

Legal Proceedings
--------------------------------------------------------------------------------


There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion and at this time, these matters are not material in relation to the financial position of the Company.

--------------------------------------------------------------------------------



Additionally, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG has made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to the receipt of permanent relief, Depositor, Registrant and Principal Underwriter believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable annuity products.

Financial Statements
--------------------------------------------------------------------------------


Financial statements of VALIC and the Separate Account and American Home (if applicable to you) are included in the SAI. For additional information about the Contracts, you may request a copy of the SAI. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at our Home Office, located at 2929 Allen Parkway, Houston, Texas, 77019 or call us at 1-800-448-2542 (press 1, then 3).

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington D.C. 20549-0506.

           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                                                 Page
                                                                 ----
           General Information..................................   3
           Federal Tax Matters..................................   3
              Economic Growth and Tax Relief Reconciliation Act
                of 2001.........................................   3
              Tax Consequences of Purchase Payments.............   4
              Tax Consequences of Distributions.................   6
              Special Tax Consequences -- Early Distribution....   7
              Special Tax Consequences -- Required
                Distributions...................................   9
              Tax Free Rollovers, Transfers and Exchanges.......  10
           Exchange Privilege...................................  11
              Exchanges From Independence Plus Contracts........  11
              Exchanges From V-Plan Contracts...................  12
              Exchanges From SA-1 and SA-2 Contracts............  13
              Exchanges From Impact Contracts...................  14
              Exchanges From Compounder Contracts...............  15
              Information That May Be Applicable To
                Any Exchange....................................  16

                                                                 Page
                                                                 ----
          Calculation of Surrender Charge.......................  16
             Illustration of Surrender Charge on Total
               Surrender........................................  17
             Illustration of Surrender Charge on a 10% Partial
               Surrender Followed by a Full Surrender...........  17
          Purchase Unit Value...................................  18
             Illustration of Calculation of Purchase Unit Value.  18
             Illustration of Purchase of Purchase Units.........  19
          Calculation of MVA Option.............................  19
          Payout Payments.......................................  19
             Assumed Investment Rate............................  19
             Amount of Payout Payments..........................  20
             Payout Unit Value..................................  20
             Illustration of Calculation of Payout Unit Value...  21
             Illustration of Payout Payments....................  21
          Distribution of Variable Annuity Contracts............  21
          Experts...............................................  21
          Comments on Financial Statements......................  22

         Appendix to the Prospectus -- IncomeLOCK Withdrawal Examples
--------------------------------------------------------------------------------


The following examples demonstrate the operation of the IncomeLOCK feature, given specific assumptions for each example:

Example 1

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 1st Benefit Anniversary

  .   On your 1st Benefit Anniversary, your Account Value is $105,000

Your initial Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first Benefit Anniversary, your Benefit Base is equal to the greater of your current Benefit Base ($100,000), or your Account Value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first Benefit Anniversary is 5% of the Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000 divided by $5,250). Therefore, as of your 1st Benefit Anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.

Example 2

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit Anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

On your 5th Benefit Anniversary, your Account Value is $120,000, and your Benefit Base is stepped-up to $120,000. If you were to start taking withdrawals after this anniversary date, your Maximum Annual Withdrawal Amount would be 7% of the Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000 divided by $8,400). Therefore, as of your 5th Benefit Anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.

Example 3 -- The impact of withdrawals that are less than or equal to the Maximum Annual Withdrawal Amount

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

During your 6th Benefit Anniversary, after your 5th Benefit anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500) on your next Benefit Anniversary. Your new Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Benefit Base divided by your current Maximum Annual Withdrawal Amount ($115,500 divided by $8,400). Therefore, following this first withdrawal of $4,500, you may take annual withdrawals of up to $8,400 over the next 13 years, and $6,300 in the 14th (last) Benefit Year.

Example 4 -- The impact of withdrawals that are in excess of the maximum annual withdrawal amount

  .   You elect IncomeLOCK and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit anniversary

--------------------------------------------------------------------------------


  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

Assume that during your 6th Benefit Year, after your 5th Benefit Anniversary, you make a withdrawal of $11,688 and your Account Value at your next Benefit Anniversary is $118,000. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an excess withdrawal. In this case, the amount of the excess withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. On your next Benefit Anniversary, we first process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the Account Value and the Benefit Base. Your Account Value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the Benefit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal ($106,312 divided by $109,600 = 97%), or $111,600 x 97%, which equals $108,252. Your Benefit Base is $108,252, which is the lesser of these two calculations. The Minimum Withdrawal Period following the excess withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the excess withdrawal is your Benefit Base divided by your Minimum Withdrawal Period ($108,252 divided by 13.28), which equals $8,151.51.

                              PART B - PROSPECTUS

Incorporated by reference to Form N-4, Post Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No.131 under the Investment Company Act of 1940, File Nos. 333-137942 and 811-03240, filed on May 1, 2007, Accession
No. 0001193125-07-097222.

                              Portfolio Director
                             Portfolio Director 2
                            Portfolio Director Plus
                 Fixed and Variable Deferred Annuity Contracts

                           PART C. OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS


The following financial statements are incorporated by reference to Form N-4, Post Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No.131 under the Investment Company Act of 1940, File Nos. 333-137942 and 811-03240, filed on May 1, 2007, Accession No. 0001193125-07-097222:


(a). Financial Statements:

(i). Audited Financial Statements - The Variable Annuity Life Insurance Company
     Report of Independent Registered Public Accounting Firm
     Consolidated Balance Sheets
     Consolidated Statements of Income and Comprehensive Income
     Consolidated Statements of Cash Flows
     Notes to Consolidated Financial Statements

(ii) Audited Financial Statements - The Variable Annuity Life Insurance Company Separate Account A
     Report of Independent Registered Public Accounting Firm
     Statement of Net Assets
     Statement of Operations
     Statements of Changes in Net Assets
     Notes to Financial Statements

(b)Exhibits


1.          Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of
            April 18, 1979 establishing The Variable Annuity Life Insurance Company Separate Account A. (1)

1(b).       Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The
            Variable Annuity Life Insurance Company Board of Directors. (10)

2.          Not Applicable.

3(a).       Underwriting Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance
            Company Separate Account A and A. G. Distributors, Inc. (2)

4(a).       Specimen Individual Annuity Contract. (Form UIT-194). (1)

4(b)(i).    Specimen Group Annuity Contract. (Form UITG-194). (1)

4(b)(ii).   Specimen Individual Non-Qualified Annuity Contract. (Form UITN-194). (1)

4(b)(iii).  Specimen Certificate of Participation under Group Annuity Contract (Form UITG-194P). (1)

4(b)(iv).   Specimen Individual Retirement Account Annuity Contract. (Form UIT-IRA-194). (1)

4(b)(v).    Specimen Simplified Employee Pension Contract (Form UIT-SEP-194). (1)

4(b)(vi).   Specimen Endorsement to Group Annuity Contract or Certificate of Participation under Group Annuity Contract. (Form
            UITG-194-RSAC), effective upon issuance. (3)

4(b)(vii).  Specimen SIMPLE Individual Retirement Annuity Contract (Form UIT-SIMPLE-897). (4)

4(b)(viii). Specimen Portfolio Director Endorsement to Individual Annuity Contract (Form IPD-798). (4)

4(b)(ix).   Specimen Portfolio Director Individual Retirement Annuity (IRA) Endorsement to Individual Retirement Account
            Annuity Contract (Form IPDIRA-798). (4)

4(b)(x).    Specimen Portfolio Director Non-Qualified Deferred Annuity (NQDA) Endorsement to Individual Non-Qualified
            Annuity Contract (Form IPDN-798). (4)

4(b)(xi).   Specimen Economic Growth and Tax Relief Reconciliation Act ("EGTRRA") Retirement Plan Annuity Contract
            Endorsement (Form EGTR-302). (10)

4(b)(xii).  Specimen EGTRRA Individual Retirement Annuity Endorsement (Form EGTRIRA 802). (10)

4(b)(xiii). Specimen EGTRRA Roth Individual Retirement Annuity Endorsement (Form ROTHEGTR-802). (10)

4(b)(xiv). Form of Guaranteed Minimum Withdrawal Benefit Endorsement. (11)

4(b)(xv).  Form of Premium Enhancement Credit Endorsement on First-Year Contributions. (14)

4(b)(xvi). Form of Premium Enhancement Credit Endorsement on Eligible Deposits. (14)

5(a)(i).   Specimen Application for Portfolio Director/Portfolio Director 2/Portfolio Director
           Plus Fixed and Variable Annuity for use with all plan types except Individual
           Retirement Annuities (IRA), Simplified Employee Pension Plan (SEP), and
           Non-Qualified Deferred Annuities (NQDA). (10)

5(a)(ii).  Specimen Application for Portfolio Director/Portfolio Director 2/Portfolio Director
           Plus Fixed and Variable Annuity for use with Individual Retirement Annuities (IRA),
           Simplified Employee Pension Plans (SEP), and Non-Qualified Deferred Annuities
           (NQDA). (10)

5(b).      Specimen Group Master Application. (10)

6(a).      Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life
           Insurance Company, effective as of April 28, 1989. (1)

6(b).      Copy of Amendment Number One to Amended and Restated Articles of Incorporation of
           The Variable Annuity Life Insurance Company (as amended through April 28, 1989)
           effective March 28, 1990 (1)

6(c).      Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company
           as amended through August 3, 2006. (12)

7.         Not Applicable.

8(a).      (1) Participation Agreement between The Variable Annuity Life Insurance Company and
           Templeton Variable Products Series Fund. (1)

           (2) Form of Redacted Participation Agreement between Franklin Templeton Variable
           Insurance Products Trust, Franklin Templeton Distributors, Inc. and The Variable
           Annuity Life Insurance Company dated May 1, 2000. (2)

           (3) Master Shareholder Services Agreement between The Variable Annuity Life
           Insurance Company and Franklin Templeton Group of Funds. (8)

           (4) Form of Redacted Administrative Services Agreement between The Variable Annuity
           Life Insurance Company and Franklin Templeton Services, Inc. (2)

8(b).      (1) Participation Agreement between The Variable Annuity Life Insurance Company and
           Dreyfus Variable Investment Fund. (1)

           (2) Agreement between The Variable Annuity Life Insurance Company and The Dreyfus
           Corporation dated July 1, 1997. (5)

           (3) Amendment No. 1 dated November 1, 1999 to Agreement between The Dreyfus
           Corporation and The Variable Annuity Life Insurance Company dated July 1, 1997. (2)

8(c).      (1) Fund Participation Agreement between The Variable Annuity Life Insurance Company and Putnam Mutual Funds Corp. (6)

           (2) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity
           Life Insurance Company and Putnam Mutual Funds Corp., effective August 18, 1997. (3)

8(d).      (1) Fund Participation Agreement between The Variable Annuity Life Insurance Company and Twentieth Century Investors Inc. (6)

           (2) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity
           Life Insurance Company, American Century Mutual Funds, Inc. and American Century
           Investment Management, Inc., effective December 8, 1997. (3)

           (3) Amendment No. 2 dated January 1, 2000 to Fund Participation Agreement between
           The Variable Annuity Life Insurance Company, American Century Mutual Funds, Inc. and
           American Century Investment Management, Inc. dated April 30, 1996, as amended
           December 8, 1997. (2)

8(e).      (1) Participation Agreement between The Variable Annuity Life Insurance Company and
           Vanguard Group, Inc. (6)

           (2) Amendment No. 1 to Participation Agreement between The Variable Annuity Life
           Insurance Company and The Vanguard Group, Inc., effective July 17, 1998. (7)

8(f).      Agreement between The Variable Annuity Life Insurance Company and T. Rowe Price
           Investment Services, Inc., entered into October 1, 1998. (4)

8(g)(i).   Participation Agreement between The Variable Annuity Life Insurance Company and
           Evergreen Equity Trust, dated January 4, 1999. (8)

8(g)(ii).  Form of Amendment No. 1 to Participation Agreement between The Variable Annuity Life
           Insurance Company and Evergreen Equity Trust dated October 2, 2000. (9)

8(g)(iii). Form of Administrative Services Agreement between The Variable Annuity Life
           Insurance Company and Evergreen Investment Services, Inc. dated October 2, 2000. (9)

8(h)(i).   Form of Participation Agreement between The Variable Annuity Life Insurance Company,
           SIT Mutual Funds, Inc. and SIT Investment Associates, Inc. dated November 1, 2000.
           (9)

8(h)(ii).  Form of Administrative Services Agreement between The Variable Annuity Life
           Insurance Company and SIT Investment Associates, Inc. dated November 1, 2000 (Small
           Cap Growth Fund). (9)

8(h)(iii). Form of Participation Agreement between The Variable Annuity Life Insurance Company,
           SIT MidCap Growth Fund, Inc. and SIT Investment Associates, Inc. dated November 1,
           2000. (9)

8(h)(iv).  Form of Administrative Services Agreement between The Variable Annuity Life
           Insurance Company and SIT Investment Associates, Inc. dated November 1, 2000 (Mid
           Cap Growth Fund). (9)

8(i)(i).   Form of Participation Agreement between The Variable Annuity Life Insurance Company,
           Ariel Investment Trust and Ariel Distributors, Inc. dated November 7, 2000. (9)

8(i)(ii).  Form of Administrative Services Agreement between The Variable Annuity Life
           Insurance Company and Ariel Distributors, Inc. (9)

8(j)(i).   Form of Services Agreement between The Variable Annuity Life Insurance Company and
           Janus Service Corporation. (9)

8(j)(ii).  Form of Participant Administrative Services Agreement between The Variable Annuity
           Life Insurance Company and Janus Service Corporation. (9)

8(j)(iii). Form of Distribution and Shareholder Services Agreement between The Variable Annuity
           Life Insurance Company and Janus Distributors, Inc. (9)

8(k)(i).   Form of Participation Agreement between The Variable Annuity Life Insurance Company,
           INVESCO Stock Funds, Inc. and INVESCO Distributors, Inc. (9)

8(k)(ii).  Form of Administrative Services Agreement between The Variable Annuity Life
           Insurance Company and INVESCO Funds Group, Inc. (9)

8(l)(i).   Form of Participation Agreement between The Variable Annuity Life Insurance Company,
           Warburg Pincus Small Company Growth Funds (common shares), Credit Asset Management,
           LLC and Credit Suisse Asset Management Securities, Inc. dated October 2, 2000. (9)

8(l)(ii).  Form of Administrative Services Agreement Letter between The Variable Annuity Life
           Insurance Company and Credit Suisse Asset Management, LLC dated October 2, 2000. (9)

8(m)(i).   Form of Participation Agreement between The Variable Annuity Life Insurance Company,
           Lou Holland Fund and HCM Investments, Inc. dated November 1, 2000. (9)

8(m)(ii).  Form of Administrative Services Agreement between The Variable Annuity Life
           Insurance Company and Holland Capital Management, L.P. dated November 1, 2000. (9)

8(n).      Form of Agency Agreement between The Variable Annuity Life Insurance Company, MAS
           Funds, MAS Fund Distribution, Inc. and Miller Anderson & Sherrerd, LLP dated
           November 1, 2000. (9)

9.         Opinion of Counsel and Consent of Depositor. (13)

10.        Consent of Independent Registered Public Accounting Firm. Filed herewith.

11.        Not Applicable.

12.        Not Applicable.

13.        Calculation of standard and nonstandard performance information. (3)

14.        Powers of Attorney - The Variable Annuity Life Insurance Company. (12)

15.        Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28,
           1988, and which requires the signed acknowledgement of participants who purchase
           Section 403(b) annuities with regard to these withdrawal restrictions. (1)

/(1)/Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4
     Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.

/(2)/Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4
     Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-00-001969.

/(3)/Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4
     Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 1997, Accession No. 0000950129-97-005374.

/(4)/Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4
    Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 17, 1998, Accession No. 0000950129-98-005074.

/(5)/Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4
    Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 29, 1998, Accession No. 0000950129-98-001794.

/(6)/Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4
    Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on June 28, 1996, Accession No. 0000950129-96-001391.

/(7)/Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4
    Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on September 1, 1998, Accession No. 0000950129-98-003727.

/(8)/Incorporated by reference to Post-Effective Amendment No. 16 to Form N-4
    Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 1999, Accession No. 0000950129-99-001733.

/(9)/Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4
    Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 3, 2000, Accession No. 0000950129-00-005232.

/(10)/Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4
     Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2003, Accession No. 0000899243-03-000987.

/(11)/Incorporated by reference to Post-Effective Amendment No. 30 to Form N-4
      Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 2006, Accession No. 0000354912-06-000020.

/(12)/Incorporated by reference to Initial Form N-4 (File
      No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on October 11, 2006, Accession
      No. 0001193125-06-206012.

/(13)/Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4
      (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 15, 2006, Accession
      No. 0001193125-06-254482.

/(14)/Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4
      (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on May 25, 2007, Accession
      No. 0000354912-07-000021.

ITEM 25.DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

   NAMES                POSITIONS AND OFFICES HELD WITH DEPOSITOR
   -----                ----------------------------------------------------

   Jay S. Wintrob*      Director
   Bruce R. Abrams      Director, President and Chief Executive Officer
   Randall W. Epright** Executive Vice President & Chief Information Officer
   Sharla A. Jackson*** Director, Executive Vice President - Operations
   Michael J. Perry     Executive Vice President - National Sales

Christopher J. Swift   Director
Jay G. Wilkinson       Executive Vice President - Group Management
Michael J. Akers       Director, Senior Vice President & Chief Actuary
Leslie K. Bates        Senior Vice President
Lillian Caliman        Senior Vice President & Divisional Chief Information Officer
Jim Coppedge           Senior Vice President & General Counsel
Evelyn Curran          Senior Vice President - Product Development
David H. den Boer      Senior Vice President & Chief Compliance Officer
Terry B. Festervand    Senior Vice President and Treasurer
N. Scott Gillis**      Director, Senior Vice President & Principal Financial Officer
Glenn Harris           Senior Vice President - Group Management
Kathleen M. McCutcheon Director, Senior Vice President - Human Resources
Thomas G. Norwood      Senior Vice President - Broker/Dealer Operations
Kellie Richter         Senior Vice President - Marketing Strategy
Brenda Simmons         Senior Vice President
Robert E. Steele***    Senior Vice President - Specialty Products
Richard L. Bailey      Vice President - Group Actuarial
Kurt W. Bernlohr       Vice President - Annuity Products
William B. Bartelloni  Vice President
Mary C. Birmingham     Vice President
Gregory Stephen Broer  Vice President - Actuarial
Richard A. Combs       Vice President - Actuarial
Neil J. Davidson       Vice President - Actuarial
Robin F. Farris        Vice President
Darlene Flagg          Vice President - Case Development
Mark D. Foster         Vice President - VFA Compensation
Daniel Fritz           Vice President - Actuarial
Marc Gamsin*           Vice President
David W. Hilbig        Vice President - Education Services & Marketing Communications
Eric B. Holmes         Vice President
Michael R. Hood        Vice President
Jeffrey M. Hughes      Vice President
Stephen M. Hughes      Vice President - Marketing
Paul Jackson           Vice President
Joanne M. Jarvis       Vice President - Sales Planning & Reporting
Dave Jorgensen         Vice President and Controller
Joan M. Keller         Vice President - Client Service Processing
Ted G. Kennedy         Vice President - Government Relations
Calvin King            Vice President - North Houston CCC
Gary J. Kleinman ****  Vice President
Joseph P. McKernan     Vice President - Information Technology
Lou McNeal             Vice President
Michael M. Mead        Vice President
Greg Outcalt*          Vice President
Rembert R. Owen, Jr.   Vice President & Assistant Secretary
Phillip W. Schraub     Vice President
Richard W. Scott****   Vice President & Chief Investment Officer
Cynthia S. Seeman      Vice President
James P. Steele***     Vice President - Specialty Products
Katherine Stoner       Vice President & Secretary
Richard Turner         Vice President - Retirement Services Tax
Krien Verberkmoes      Vice President - Sales Compliance
Darla G. Wilton        Vice President - National Sales
William Fish           Investment Officer
Roger E. Hahn          Investment Officer
Locklan O. McNew       Investment Officer

  Craig R. Mitchell      Investment Officer
  Alan Nussenblatt       Investment Officer
  W. Larry Mask          Real Estate Investment Officer & Assistant Secretary
  Daniel R. Cricks       Tax Officer
  Kortney S. Farmer      Assistant Secretary
  Tracey E. Harris       Assistant Secretary
  Debra L. Herzog        Assistant Secretary
  Russell Lessard        Assistant Secretary
  Paula G. Payne         Assistant Secretary
  Connie E. Pritchett*** Assistant Secretary
  John Fleming           Assistant Treasurer
  Paul Hoepfl            Assistant Treasurer
  Robert C. Bauman       Administrative Officer
  Joyce Bilski           Administrative Officer
  Kara R. Boling         Administrative Officer
  Fred Caldwell          Administrative Officer
  Debbie G. Fewell       Administrative Officer
  Tom Goodwin            Administrative Officer
  Wendy Green            Administrative Officer
  Carolyn Gutierrez      Administrative Officer
  Ted D. Hennis          Administrative Officer
  Kathleen Janos         Administrative Officer
  Richard D. Jackson     Administrative Officer
  David Malleck          Administrative Officer
  Joella McPherson       Administrative Officer
  Steven Mueller         Administrative Officer
  Linda Pinney           Administrative Officer
  Sheryl Reed            Administrative Officer
  Carolyn Roller         Administrative Officer
  Diana Smirl            Administrative Officer
  Kathryn T. Smith       Administrative Officer
  Thomas M. Ward         Administrative Officer

*   1 SunAmerica Center, Los Angeles, California 90067-6022

**  21650 Oxnard Ave., Woodland Hills, California 91367

*** 205 E. 10th Avenue, Amarillo, Texas 79101

****70 Pine Street, New York, New York 10270

ITEM 26.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of The Variable Annuity Life Insurance Company ("Depositor"). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found as Exhibit 21 in AIG's Form 10-K, SEC file number 001-08787, Accession No. 0000950123-07-003026, filed March 1, 2007, and is incorporated herein by reference.


ITEM 27.NUMBER OF CONTRACT OWNERS


As of September 30, 2007:



                                   Qualified Contracts Non-Qualified Contracts
                                   ------------------- -----------------------
                                   Group   Individual  Group     Individual
                                   ------  ----------  -----     ----------
           Portfolio Director.....  1,414     1,182       75         0
           Portfolio Director 2... 24,745     9,302    2,451         0
           Portfolio Director Plus 43,137    18,270    9,164         0

ITEM 28.INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon (i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event
(a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Securities Act of 1933 will be governed by the final adjudication of such issue.

ITEM 29.PRINCIPAL UNDERWRITERS

(a) American General Distributors, Inc. ("AGDI") acts as exclusive distributor and principal underwriter of the Registrant.

(b) Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:

      Name and Principal  Position and Offices With Underwriter
      Business Address    American General Distributors, Inc.
      ------------------  -----------------------------------------------
      Evelyn Curran       Director, Chief Executive Officer and President
      David H. den Boer   Director, Senior Vice President and Secretary
      Katherine Stoner    Director and Assistant Secretary
      Thomas G. Norwood   Executive Vice President
      Krien VerBerkmoes   Chief Compliance Officer
      John Reiner         Chief Financial Officer and Treasurer
      Terry B. Festervand Assistant Treasurer
      Paul Hoepfl         Assistant Treasurer
      Kathleen Janos      Assistant Treasurer
      Daniel R. Cricks    Tax Officer
      Kortney S. Farmer   Assistant Secretary
      Debra L. Herzog     Assistant Secretary
      Paula G. Payne      Assistant Secretary

(c) Not applicable.

ITEM 30.LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "Act") and the Rules promulgated thereunder will be in the physical possession of:

   The Variable Annuity Life Insurance Company
   Attn: Operations Administration
   2929 Allen Parkway
   Houston, Texas 77019

ITEM 31.MANAGEMENT SERVICES

There have been no management-related services provided to the separate account for the last three fiscal years.

ITEM 32.UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the contract owners, to the following undertakings:

   1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

   2. To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

   3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

b. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

c. Additional Commitments

The Tax Reform Act of 1986 added to the Internal Revenue Code a new section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the prospectus or the Statement of Additional Information for contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Act if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

   (1) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   (2) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by section 403(b)(11) to the attention of the potential participants;

   (4) Obtain from each plan participant who purchases a section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by section 403(b)(11), and (2) the investment alternatives available under the employer's section 403(b) arrangement, to which the participant may elect to transfer his Account Value.

The Company has complied, and is complying, with the provisions of paragraphs
(1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

   (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

   (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of the contract to Program participants;

   (c) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

   (d) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

   (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the contracts issued in connection with the Florida ORP;

   (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of contracts to eligible employees;

   (c) instruct salespeople who solicit eligible employees to purchase the contracts specifically to bring the restrictions on redemption imposed by the division to the attention of the eligible employees;

   (d) obtain from each participant in the Florida ORP who purchases a contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding: (i) of the restrictions on redemption imposed by the division, and (ii) that other investment alternatives are available under the Florida ORP, to which the participant may elect to transfer his or her Account Values.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

                                  SIGNATURES

As required by The Securities Act of 1933 and The Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A has caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 31st day of October, 2007.

                                                  THE VARIABLE ANNUITY LIFE
                                                  INSURANCE COMPANY SEPARATE
                                                  ACCOUNT A
                                                  (Registrant)

                                              BY: THE VARIABLE ANNUITY LIFE
                                                  INSURANCE COMPANY
                                                  (On behalf of the Registrant
                                                  and itself)

                                              BY: /s/ KATHERINE STONER
                                                  ------------------------------
                                                  Katherine Stoner
                                                  Vice President, Associate
                                                  General
                                                  Counsel and Secretary

As required by The Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                Title                          Date
---------                ------------------------------ ----------------

JAY S. WINTROB *         Director                       October 31, 2007
------------------------
Jay S. Wintrob

BRUCE R. ABRAMS *        Director and Chief Executive   October 31, 2007
------------------------ Officer
Bruce R. Abrams

MICHAEL J. AKERS *       Director                       October 31, 2007
------------------------
Michael J. Akers

N. SCOTT GILLIS *        Director and Principal         October 31, 2007
------------------------ Financial Officer
N. Scott Gillis

SHARLA A. JACKSON *      Director                       October 31, 2007
------------------------
Sharla A. Jackson

KATHLEEN M. MCCUTCHEON * Director                       October 31, 2007
------------------------
Kathleen M. McCutcheon

CHRISTOPHER J. SWIFT *   Director                       October 31, 2007
------------------------
Christopher J. Swift

/s/ DAVID S. JORGENSEN   Vice President and Controller  October 31, 2007
------------------------ (Principal Accounting Officer)
David S. Jorgensen

* /s/ KATHERINE STONER   Attorney-In-Fact               October 31, 2007
------------------------
Katherine Stoner

                               Index of Exhibits

      Exhibit No.
      -----------

           10     Consent of Independent Registered Public Accounting Firm